     As filed with the Securities and Exchange Commission on December 29, 2000.
                                                              File No. 333-65187
                                                                        811-9031

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No.                                            [ ]
     Post-Effective Amendment No. 4                                         [X]

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
             Amendment No. 5                                                [X]

                              SEPARATE ACCOUNT ONE
                           (Exact Name of Registrant)

                          SERVUS LIFE INSURANCE COMPANY
            (FORMERLY NAMED ROYAL LIFE INSURANCE COMPANY OF AMERICA)
                               (Name of Depositor)

                                 P. O. BOX 2999
                             HARTFORD, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6320
               (Depositor's Telephone Number, Including Area Code)

                              THOMAS S. CLARK, ESQ.
                          SERVUS LIFE INSURANCE COMPANY
                                 P. O. BOX 2999
                             HARTFORD, CT 06104-2999
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:
          immediately upon filing pursuant to paragraph (b) of Rule 485
     ----
       X  on January 26, 2001 pursuant to paragraph (b) of Rule 485
     ----
          60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ----
          on _______, 2001 pursuant to paragraph (a)(1) of Rule 485
     ----
          this post-effective amendment designates a new effective date for a ---- previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the registration statement.

SERVUS LIFE INSURANCE COMPANY (FORMERLY ROYAL LIFE INSURANCE
COMPANY OF AMERICA)
SEPARATE ACCOUNT ONE
P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085
TELEPHONE: 1-800-862-6668                                     [LOGO]

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase our variable annuity. Please read it carefully.

The variable annuity is a contract between you and Servus Life Insurance Company where you agree to make payments to us and we agree to make a series of payments to you at a later date. The variable annuity is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

x  Flexible, because you may add payments at any time.

x Tax-deferred, which means you don't pay taxes until you take payments out or until we start to make payments to you.

x Variable, because the value of your annuity will fluctuate with the performance of the underlying funds.
--------------------------------------------------------------------------------

At purchase, you allocate your payments to "Sub-Accounts" or subdivisions of our Separate Account, an account that keeps your annuity assets separate from our company assets. These Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund, but they may have similar investment strategies and the same portfolio managers as retail mutual funds. This annuity offers you funds with investment strategies ranging from conservative to aggressive and you may pick those funds that meet your investment style. The Sub-Accounts and the funds are listed below:

- HARTFORD BOND HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Bond HLS Fund, Inc.

- HARTFORD HIGH YIELD HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford High Yield HLS Fund of Hartford Series Fund, Inc.

- HARTFORD INDEX HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Index HLS Fund, Inc.

- HARTFORD MONEY MARKET HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Money Market HLS Fund, Inc.

- HARTFORD MORTGAGE SECURITIES HLS FUND SUB-ACCOUNT which purchases shares of Class IA of Hartford Mortgage Securities HLS Fund, Inc.

You may also allocate some or all of your payments to the "Fixed Account", which pays an interest rate guaranteed for at least one year from the time the payment is made. Payments put in the Fixed Account are not segregated from our assets like the assets of the Separate Account.

If you decide to buy this annuity, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this annuity and, like this prospectus, is filed with the Securities and Exchange Commission. We have included the Table of Contents for the Statement of Additional Information at the end of this Prospectus. Although we file the Prospectus and the Statement of Additional Information with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission does these things may be guilty of a criminal offense.

This Prospectus and the Statement of Additional Information can also be obtained from the Securities and Exchange Commissions' website (HTTP://WWW.SEC.GOV).

This annuity IS NOT:

 -  A bank deposit or obligation

 -  Federally insured

 -  Endorsed by any bank or governmental agency

 -  Available for sale in all states
--------------------------------------------------------------------------------

PROSPECTUS DATED: JANUARY 26, 2001


STATEMENT OF ADDITIONAL INFORMATION DATED: JANUARY 26, 2001

2                                                  SERVUS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                         3
----------------------------------------------------------------------
SUMMARY                                                           7
----------------------------------------------------------------------
ABOUT US                                                          8
----------------------------------------------------------------------
  Servus Life Insurance Company                                   8
----------------------------------------------------------------------
  Separate Account                                                9
----------------------------------------------------------------------
  The Funds                                                       9
----------------------------------------------------------------------
  The Fixed Account                                              10
----------------------------------------------------------------------
  Performance Related Information                                10
----------------------------------------------------------------------
  Your Annuity                                                   11
----------------------------------------------------------------------
  Payments                                                       11
----------------------------------------------------------------------
  Contract Value                                                 12
----------------------------------------------------------------------
  Transfers                                                      12
----------------------------------------------------------------------
  Charges                                                        13
----------------------------------------------------------------------
  Death Benefits                                                 14
----------------------------------------------------------------------
  Withdrawals                                                    16
----------------------------------------------------------------------
  Settlement Provisions                                          17
----------------------------------------------------------------------
  Other Information                                              19
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       19
----------------------------------------------------------------------
  General                                                        19
----------------------------------------------------------------------
  Taxation of Servus Life and the Separate Account               19
----------------------------------------------------------------------
  Taxation of Annuities -- General Provisions Affecting
  Purchasers other than Qualified Retirement Plans               19
----------------------------------------------------------------------
  Federal Income Tax Withholding                                 22
----------------------------------------------------------------------
  General Provisions Affecting Qualified Retirement Plans        23
----------------------------------------------------------------------
  Annuity Purchases by Nonresident Aliens and Foreign
  Corporations                                                   23
----------------------------------------------------------------------
  Generation-skipping Transfers                                  23
----------------------------------------------------------------------
MISCELLANEOUS                                                    24
----------------------------------------------------------------------
  How We Sell our Annuity                                        24
----------------------------------------------------------------------
  Legal Matters and Experts                                      24
----------------------------------------------------------------------
  Additional Information                                         24
----------------------------------------------------------------------
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION         25
----------------------------------------------------------------------
APPENDIX I INFORMATION REGARDING TAX-QUALIFIED PLANS             26
----------------------------------------------------------------------
APPENDIX II -- EARNINGS PROTECTION BENEFIT -- EXAMPLES           28
----------------------------------------------------------------------

SERVUS LIFE INSURANCE COMPANY                                                  3
--------------------------------------------------------------------------------

GLOSSARY OF SPECIAL TERMS

ACCUMULATION UNIT: A unit of measure we use to calculate values before we begin to make payments to you.

ADMINISTRATIVE OFFICE OF SERVUS LIFE: Located at 200 Hopmeadow Street, Simsbury, CT 06089.

ANNUAL MAINTENANCE FEE: An annual $30 charge for annuities having a value of less than $50,000 on the most recent Contract Anniversary or when the annuity is surrendered in full. The charge is deducted proportionately from the investment options in use at the time.

ANNUAL WITHDRAWAL AMOUNT: This is the amount you can withdraw per contract year without paying a surrender charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.

ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed.

ANNUITY COMMENCEMENT DATE: The date we start to make payments to you.

ANNUITY UNIT: A unit of measure we use to calculate the value of the payments we make to you.

BENEFICIARY: The person entitled to receive the payment of the death benefit upon the death of you or the Annuitant.

CODE: The Internal Revenue Code of 1986, as amended.

COMMISSION: The Securities and Exchange Commission.

CONTINGENT ANNUITANT: The person you may designate who becomes the Annuitant if the original Annuitant dies before we start making payments to you.

CONTRACT: The contract is the individual annuity and any endorsements or riders. If you are enrolled under a group annuity, you receive a certificate rather than a contract.

CONTRACT ANNIVERSARY: The anniversary of the Contract Date.

CONTRACT OWNER OR YOU: The owner of the annuity.

CONTRACT VALUE: The total value of your Sub-Accounts plus any amounts you have in the Fixed Account.

CONTRACT YEAR: A period of 12 months commencing with the Contract Date the first year and the Contract Anniversary after the first year.

DEATH BENEFIT: The amount we pay when you or the Annuitant dies.

DUE PROOF OF DEATH: A certified copy of a death certificate, an order of a court of competent jurisdiction, a statement from a physician who attended the deceased or any other proof acceptable to Servus Life.

FIXED ACCOUNT: This is an account which is part of our General Account and you may allocate all or a portion of your payments or Contract Value to this account.

FUNDS: The Funds described in this Prospectus and any supplements.

GENERAL ACCOUNT: Our General Account that is all our assets other than the assets in our separate accounts.

MAXIMUM ANNIVERSARY VALUE: One of the values we use to determine your Death Benefit. It is determined annually on your anniversary date and is equal to the highest value your annuity reached on any annuity anniversary date. The maximum anniversary value is calculated only up to age 80, and we use that value each year after age 80 as your maximum anniversary value.

PREMIUM TAX: A tax charged by a state or municipality on premium payments.

SEPARATE ACCOUNT: For this annuity, the separate account is Separate Account One of Servus Life Insurance Company.

SERVUS LIFE (OR US): Servus Life Insurance Company.

SUB-ACCOUNT: Divisions established within the Separate Account.

TERMINATION VALUE: What we pay you if you terminate your annuity before we begin to make payments to you.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time).

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

4                                                  SERVUS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                                   FEE TABLE


CONTRACT OWNER TRANSACTION EXPENSES
  (ALL SUB-ACCOUNTS)
---------------------------------------------------------------------
  Contingent Deferred Sales Charge (as a percentage of
   premium payments) (1)
---------------------------------------------------------------------
    First year (2)                                                 6%
---------------------------------------------------------------------
    Second year                                                    6%
---------------------------------------------------------------------
    Third year                                                     5%
---------------------------------------------------------------------
    Fourth year                                                    5%
---------------------------------------------------------------------
    Fifth year                                                     4%
---------------------------------------------------------------------
    Sixth year                                                     3%
---------------------------------------------------------------------
    Seventh year                                                   2%
---------------------------------------------------------------------
    Eighth year and beyond                                         0%
---------------------------------------------------------------------
ANNUAL MAINTENANCE FEE (3)                                       $30
---------------------------------------------------------------------
SEPARATE ACCOUNT -- ANNUAL EXPENSES (as a percentage of
  average daily Sub-Account value)
---------------------------------------------------------------------
    Mortality and Expense Risk Charge                           1.25%
---------------------------------------------------------------------
Total Separate Account Annual Expenses                          1.25%
---------------------------------------------------------------------
OPTIONAL CHARGE (as a percentage of daily Sub-Account value)
---------------------------------------------------------------------
    Earnings Protection Benefit Charge                          0.20%
---------------------------------------------------------------------
Total Separate Account Annual Expenses with Optional Charge     1.45%
---------------------------------------------------------------------



(1) Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount.


(2) Length of time from each Premium Payment.

(3) An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

The purpose of the Fee Table and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Examples reflect expenses of the Separate Account and underlying Funds. We will deduct any Premium Taxes that apply. The Examples assume that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the Examples.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. The Annual Maintenance Fee has been reflected in the Examples by a method intended to show the "average" impact of the Annual Maintenance Fee on an investment in the Separate Account. We do this by approximating an "average" 0.06% annual charge.

SERVUS LIFE INSURANCE COMPANY                                                  5
--------------------------------------------------------------------------------

                         Annual Fund Operating Expenses
                           As Of The Fund's Year End
                        (as a percentage of net assets)

                                                                                           TOTAL
                                                                                            FUND
                                                                MANAGEMENT      OTHER     OPERATING
                                                                   FEES        EXPENSES   EXPENSES
--------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                            0.49%         0.03%      0.52%
--------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                      0.66%         0.06%      0.72%
--------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                           0.40%         0.03%      0.43%
--------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                    0.45%         0.02%      0.47%
--------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                             0.45%         0.03%      0.48%
--------------------------------------------------------------------------------------------------

6                                                  SERVUS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


EXAMPLE



YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.


                                             If you Surrender your Contract:             If you annuitize your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD BOND HLS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $74        $107       $140       $216       $18        $57        $ 99       $215
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $76        $113       $150       $238       $20        $64        $110       $237
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD HIGH YIELD HLS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $76        $113       $150       $238       $20        $64        $110       $237
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $78        $119       $161       $259       $22        $70        $120       $258
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD INDEX HLS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $73        $105       $135       $207       $17        $55        $ 94       $206
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $75        $111       $146       $228       $19        $61        $105       $227
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD MONEY MARKET HLS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $73        $106       $137       $211       $18        $56        $ 97       $210
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $75        $112       $148       $232       $20        $62        $107       $232
-----------------------------------------------------------------------------------------------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
-----------------------------------------------------------------------------------------------------------------------------
  Without any optional benefits           $74        $106       $138       $212       $18        $56        $ 97       $211
-----------------------------------------------------------------------------------------------------------------------------
  With Earnings Protection Benefit        $76        $112       $148       $233       $20        $62        $108       $233
-----------------------------------------------------------------------------------------------------------------------------

                                         If you do not Surrender your Contract:
SUB-ACCOUNT                              1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------
HARTFORD BOND HLS FUND
--------------------------------------
  Without any optional benefits           $19        $58        $100       $216
--------------------------------------
  With Earnings Protection Benefit        $21        $64        $110       $238
--------------------------------------
HARTFORD HIGH YIELD HLS FUND
--------------------------------------
  Without any optional benefits           $21        $64        $110       $238
--------------------------------------
  With Earnings Protection Benefit        $23        $70        $121       $259
--------------------------------------
HARTFORD INDEX HLS FUND
--------------------------------------
  Without any optional benefits           $18        $55        $ 95       $207
--------------------------------------
  With Earnings Protection Benefit        $20        $61        $106       $228
--------------------------------------
HARTFORD MONEY MARKET HLS FUND
--------------------------------------
  Without any optional benefits           $18        $56        $ 97       $211
--------------------------------------
  With Earnings Protection Benefit        $20        $63        $108       $232
--------------------------------------
HARTFORD MORTGAGE SECURITIES HLS FUND
--------------------------------------
  Without any optional benefits           $18        $57        $ 98       $212
--------------------------------------
  With Earnings Protection Benefit        $20        $63        $108       $233
------------------------------------------------------------------------------------------

SERVUS LIFE INSURANCE COMPANY                                                  7
--------------------------------------------------------------------------------

SUMMARY

HOW DO I PURCHASE THE ANNUITY?

You must complete our enrollment form and submit it to us for approval with your first payment. Your first payment must be at least $1,000 and subsequent payments must be at least $500. If you wish to make automatic monthly payments into your annuity, you may enroll in our pre-authorized checking program. Under this program, your subsequent monthly payments can be as low as $50.

 - For a limited time, usually ten days after you receive your annuity, you may cancel your annuity without paying a sales charge.

WHAT TYPE OF SALES CHARGE WILL I PAY?
You don't pay a sales charge when you purchase your annuity. We may charge you a deferred sales charge when you terminate or withdraw amounts invested in your annuity. We assess a sales charge on amounts withdrawn that exceed 10% of the total amounts you have paid into your annuity if these amounts have been in your annuity for less than seven years. The sales charge is applied to amounts withdrawn that exceed 10% of the total amounts paid in and will depend on the length of time the payment you made has been in your annuity. If the amount you paid has been in your annuity:
- For less than two years, the charge is 6%.

- For more than two years and less than four years, the charge is 5%.

- For more than four years and less than five years, the charge is 4%.

- For more than five years and less than six years, the charge is 3%

- For more than six years and less than seven years, the charge is 2%.

You won't be charged a sales charge on:

- Payments that have been in your annuity for more than seven years.

- distributions made due to death

- most payments we make to you as part of your annuity payments

See "Contingent Deferred Sales Charges" for a complete description of how sales charges are assessed.

IS THERE AN ANNUAL MAINTENANCE FEE?

Yes. We deduct a $30.00 fee each year on the anniversary of your purchase or when you terminate your annuity, if the value of your annuity is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

You pay two different types of charges each year. The first type of charge is the fee you pay for insurance. This charge is:

- A mortality and expense risk charge that is subtracted daily and is equal to an annual payment of 1.25% of your money invested in the funds.

The second type of charge is the fee you pay for the funds. The current annual insurance charges and the total fund charges are set forth in the table below:

                        ANNUAL       ANNUAL        ANNUAL       TOTAL
                       INSURANCE   MAINTENANCE   TOTAL FUND    CHARGES
  THE SUB-ACCOUNTS      CHARGE       FEE (1)     CHARGES (2)   YOU PAY
-----------------------------------------------------------------------
 Hartford Bond HLS
 Fund Sub-Account        1.25%        .06%          0.52%       1.83%
-----------------------------------------------------------------------
 Hartford High Yield
 HLS Fund Sub-Account    1.25%        .06%          0.72%       2.03%
-----------------------------------------------------------------------
 Hartford Index HLS
 Fund Sub-Account        1.25%        .06%          0.43%       1.74%
-----------------------------------------------------------------------
 Hartford Money
 Market HLS Fund
 Sub-Account             1.25%        .06%          0.47%       1.78%
-----------------------------------------------------------------------
 Hartford Mortgage
 Securities HLS Fund
 Sub-Account             1.25%        .06%          0.48%       1.79%
-----------------------------------------------------------------------

(1) The actual Annual Maintenance Fee is a $30.00 fee. The Annual Maintenance Fee has been reflected using a method intended to show the "average" impact of the Annual Maintenance Fee. In the table, the Annual Maintenance Fee is approximately a 0.06% annual charge.

(2) The figure that appears in the "Annual Total Fund Charges" column illustrates the sum of the management fees and other expenses that the funds charge. The figures reflect any fees that may have been waived by the funds' investment advisers. The figures are as of December 31, 1999. For more information, see the funds' prospectuses in the back of this book.


If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.


CAN I TAKE OUT ANY OF MY MONEY?

- You may withdraw all or part of the amounts you have invested at any time before we start making payments to you.

- Each year you may withdraw up to 10% of your payments without having to pay a sales charge.

You may have to pay tax on the money you take out and, if you take money out before you are 59 1/2 you may have to pay a tax penalty.

8                                                  SERVUS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

WILL WE PAY A DEATH BENEFIT?

There is a Death Benefit if you, your joint owner or your annuitant (the person on whose life this annuity is based), dies before we begin to make payments to you. The death benefit will be determined as of the date we receive acceptable proof of death and will be the greater of:

- The total payments you have made to us minus any amounts you have taken out, or

- The total value of your annuity, or

- Your maximum anniversary value, which is the highest value your annuity reached on any annuity anniversary date up to age 80, reduced by any subsequent withdrawals and increased by any subsequent payments.


You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington and New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.



If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greater of:



- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or



- The Maximum Anniversary Value, or



- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.



If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.



Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.


WHAT PAYMENT OPTIONS ARE AVAILABLE?

When it comes time for us to pay you, you may choose one of the following annuity payment options, or receive a lump sum:

LIFE ANNUITY where we make scheduled payments to you for the rest of your life.

 - Payments under this option stop upon the death of the annuitant, even if the annuitant dies after one payment.

LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN where we make payments to you for your life but you are at least guaranteed payments for 120, 180 or 240 months, whichever you select.

 - If the annuitant dies before the end of the period selected, we will continue to make payments to your beneficiary until the end of the period selected.

JOINT AND LAST SURVIVOR ANNUITY where we make payments during the lifetime of you and another designated individual and then throughout the remaining lifetime of the survivor.

PAYMENTS FOR A DESIGNATED PERIOD where we make payments for a specified time between 5 and 30 years.

 - If the annuitant dies before the end of the specified time, we pay the beneficiary the present value of the annuity in one lump sum or continue making the payments to the beneficiary. You may terminate this option after payments have started.


If you purchased your Contract in New York, you must begin Annuity payments by your Annuitant's 90th birthday. If you do not tell us what Annuity Option you want before that time, we will pay you under the Payments for a Designated Period for 10 years Annuity Option. Annuity payments will be fixed-dollar amount, variable-dollar amount, or a combination of fixed or variable dollar amount Annuity payments, depending on the investment allocation of your Account in effect on the Annuity Commencement Date.


ABOUT US
--------------------------------------------------------------------------------

SERVUS LIFE INSURANCE COMPANY

Servus Life Insurance Company ("Servus Life") is a stock life insurance company engaged in the business of writing life insurance in all states of the United States and the District of Columbia. Servus Life was originally incorporated under the laws of Connecticut on September 16, 1963. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. On December 22, 1999, Servus Life changed its name from Royal Life Insurance Company of America to Servus Life Insurance Company. Servus Life is a wholly owned subsidiary of Hartford Life Insurance Company. Servus Life is ultimately controlled by Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

SEPARATE ACCOUNT

The Separate Account was established on September 1, 1998. It is the Separate Account in which Servus Life sets aside and

SERVUS LIFE INSURANCE COMPANY                                                  9
--------------------------------------------------------------------------------
invests the assets attributable to variable annuity Contracts, including the Contracts sold under this Prospectus. Separate Account assets are held by Servus Life under a safekeeping arrangement. Although the Separate Account is an integral part of Servus Life, it is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not, however, involve Commission supervision of the management or the investment practices or policies of the Separate Account or Servus Life. The Separate Account meets the definition of "separate account" under federal securities law.

Under Connecticut law, the assets of the Separate Account attributable to the Contracts offered under this Prospectus are held for the benefit of the owners of, and the persons entitled to payments under, those Contracts. Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account, are, in accordance with the Contracts, credited to or charged against the Separate Account. Also, the assets in the Separate Account are not chargeable with liabilities arising out of any other business Servus Life may conduct. Contract Values allocated to the Separate Account is not affected by the rate of return of Servus Life's General Account, nor by the investment performance of any of Servus Life's other separate accounts. The Separate Account may be subject to liabilities arising from a Sub-Account of the Separate Account whose assets are attributable to other variable annuity Contracts offered by the Separate Account which are not described in this Prospectus. However, all obligations arising under the Contracts are general corporate obligations of Servus Life.

Servus Life does not guarantee the investment results of the Separate Accounts or any of the underlying investment options. There is no assurance that the value of a Contract during the years prior to retirement or the aggregate amount of the Variable Annuity payments will equal the total of Premium Payments made under the Contract. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks are more fully described in the accompanying Funds' prospectus.

THE FUNDS

HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Funds. The Hartford Investment Management Company ("HIMCO") serves as sub-investment advisor and provides day to day investment services.

Each Fund, except for the Hartford High Yield HLS Fund, is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. The Hartford High Yield HLS Fund is a diversified series of Hartford Series Fund, Inc., a Maryland corporation, also registered with the Securities and Exchange Commission as an open-end management investment company. The shares of each Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this annuity.

We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus and Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.

The Funds may not be available in all states.

The investment goals of each of the Funds are as follows:

HARTFORD BOND HLS FUND -- Seeks maximum current income consistent with preservation of capital by investing primarily in investment grade fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond HLS Fund, Inc. -- Investment Policies." Sub-advised by HIMCO.

HARTFORD HIGH YIELD HLS FUND -- Seeks high current income by investing in non-investment grade fixed-income securities. Growth of capital is a secondary objective. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford High Yield HLS Fund." Sub-advised by HIMCO.

HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly-traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.* Sub-advised by HIMCO.

HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.

HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the

* "Standard & Poor's-Registered Trademark-," "S&P-Registered Trademark-," "S&P 500-Registered Trademark-," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Hartford. The Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Index Fund.

10                                                 SERVUS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

- Arrange for the handling and tallying of proxies received from Contract
  Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make payments to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF INVESTMENTS -- We reserve the right, subject to any applicable law, to make certain changes to the investment options offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, We may, by appropriate endorsement, make such changes in the Contract as may be necessary or appropriate to reflect such substitution or change. If we decide that it is in the best interest of Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other separate accounts.

ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.

THE FIXED ACCOUNT

THAT PORTION OF THE CONTRACT RELATING TO THE FIXED ACCOUNT IS NOT REGISTERED UNDER THE SECURITIES ACT OF 1933 ("1933 ACT") AND THE FIXED ACCOUNT IS NOT REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940 ("1940 ACT"). ACCORDINGLY, NEITHER THE FIXED ACCOUNT NOR ANY INTERESTS THEREIN ARE SUBJECT TO THE PROVISIONS OR RESTRICTIONS OF THE 1933 ACT OR THE 1940 ACT, AND THE DISCLOSURE REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION. THE FOLLOWING DISCLOSURE ABOUT THE FIXED ACCOUNT MAY BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS REGARDING THE ACCURACY AND COMPLETENESS OF DISCLOSURE.

Premium Payments and Contract Values allocated to the Fixed Account become a part of the general assets of Servus Life. Servus Life invests the assets of the General Account in accordance with applicable law governing the investments of Insurance Company General Accounts.

Currently, Servus Life guarantees that it will credit interest at a rate of not less than 3% per year, compounded annually, to amounts allocated to the Fixed Account under the Contracts. However, Servus Life reserves the right to change the rate according to state insurance law. Servus Life may credit interest at a rate in excess of 3% per year. There is no specific formula for the determination of excess interest credits. Some of the factors that Servus Life may consider in determining whether to credit excess interest to amounts allocated to the Fixed Account and the amount thereof, are general economic trends, rates of return currently available and anticipated on Servus Life's investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF SERVUS LIFE. THE OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3% FOR ANY GIVEN YEAR.

From time to time, Servus Life may credit increased interest rates to you under certain programs established at the discretion of Servus Life.

PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance related information concerning its Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

All of the Sub-Accounts may include total return in advertisements or other sales material.

When a Sub-Account advertises its standardized total return, it will be calculated to a date not earlier than the effective date of the Separate Account. This figure will usually be calculated for one year, five years, and ten years or some other relevant period if the Separate Account has not been in existence for one, five or ten years. Total return is measured by comparing the value of an

SERVUS LIFE INSURANCE COMPANY                                                 11
--------------------------------------------------------------------------------
investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise non-standardized total returns that pre-date the inception of the Separate Account. This figure will usually be calculated for one year, five years, and ten years or other relevant period if the Separate Account has not been in existence for one, five or ten years. This non-standardized total return is measured in the same manner as the standardized total return described above, except that the Annual Maintenance Fee is not deducted. Therefore, this non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

These non-standardized returns must be accompanied by standardized total returns. Certain Sub-Accounts, if applicable, may advertise yield in addition to total return. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure reflects the recurring charges at the Separate Account level including the Annual Maintenance Fee.

The Money Market Fund Sub-Account may advertise yield and effective yield. The yield of the Money Market Fund Sub-Account is based upon the income earned by the Sub-Account over a 7-day period and then annualized, i.e. the income earned in the period is assumed to be earned every 7 days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges at the Separate Account level including the Annual Maintenance Fee.

Servus Life may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for such alternatives.

YOUR ANNUITY

The Contracts are individual tax-deferred Variable Annuity Contracts designed for retirement planning purposes and may be purchased by any individual, including any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code; annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code; Individual Retirement Annuities adopted according to Section 408 of the Code; employee pension plans established for employees by a state, a political subdivision of a state, or an agency or instrumentality of either a state or a political subdivision of a state, and certain eligible deferred compensation plans as defined in Section 457 of the Code ("Qualified Contracts"). The maximum issue age for the Contract is 85 years old.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.


We have filed the Contract with the Earnings Protection Benefit with the Internal Revenue Service for approval for use in an IRA. For more information, please see Appendix I -- Information Regarding Tax-Qualified Retirement Plans, Individual Retirement Annuities ("IRAs") Under Section 408. Please consult your qualified tax adviser if you are considering adding the Earnings Protection Benefit to your Contract if it is an IRA.


PAYMENTS

Generally, the minimum initial Premium Payment is $1,000; the minimum subsequent payment is $500, if you are in the InvestEase program the minimum subsequent payment is $50. Certain plans may make smaller periodic payments. Each Premium Payment may be split among the various Sub-Accounts and/or the Fixed Account subject to minimum amounts then in effect.

REFUND RIGHTS -- If you are not satisfied with your purchase, you may cancel the Contract by returning it within ten days (or longer in some states) after you receive it. A written request for cancellation must accompany the Contract. In such event, Servus Life will, without deduction for any charges normally assessed thereunder, pay you an amount equal to the Contract Value on the date of receipt of the request for cancellation. You bear the investment risk during the period prior to Servus Life's receipt of request for cancellation. Servus Life will refund the premium paid only for individual retirement annuities (if returned within seven days of receipt) and in those states where required by law.

CREDITING AND VALUATION -- The balance of the initial Premium Payment remaining after the deduction of any applicable Premium Tax is credited to your Contract within two business days of receipt of a properly completed application or an order to purchase a Contract and the initial Premium Payment by Servus Life at its Administrative Office. It will be credited to the Sub-Account(s) and/or the Fixed Account in accordance with your election. If the application or other information is incomplete when received, the balance of the initial Premium Payment, after deduction of any applicable Premium Tax, will be credited to the Sub-Account(s) or the Fixed Account within five business days of receipt. If the initial Premium Payment is not credited within five business days, the Premium Payment will be immediately returned unless you have been informed of the delay and request that the Premium Payment not be returned.

The number of Accumulation Units in each Sub-Account to be credited to a Contract will be determined by dividing the portion

12                                                 SERVUS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
of the Premium Payment being credited to each Sub-Account by the value of an Accumulation Unit in that Sub-Account on that date.

Subsequent Premium Payments are priced on the Valuation Day received by Servus Life in its Administrative Office.

CONTRACT VALUE

The value of the Sub-Account investments under your Contract at any time prior to the commencement of annuity payments can be determined by multiplying the total number of Accumulation Units credited to your Contract in each Sub-Account by the then current Accumulation Unit values for the applicable Sub-Account. The value of the Fixed Account under your Contract will be the amount allocated to the Fixed Account plus interest credited.

You will be advised at least semiannually of the number of Accumulation Units credited to each Sub-Account, the current Accumulation Unit values, the Fixed Account value, and the total value of your Contract.

ACCUMULATION UNIT VALUES -- The Accumulation Unit value for each Sub-Account will vary to reflect the investment experience of the applicable Fund and will be determined on each Valuation Day by multiplying the Accumulation Unit value of the particular Sub-Account on the preceding Valuation Day by a "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The "Net Investment Factor" for each of the Sub-Accounts is equal to (a) the net asset value per share of the corresponding Fund at the end of the Valuation Period (plus the per share amount of any dividends or capital gains distributed by that Fund if the ex-dividend date occurs in the Valuation Period then ended) divided by the net asset value per share of the corresponding Fund at the beginning of the Valuation Period, (b) minus the mortality and expense risk charge and the administration charge described below. You should refer to the prospectus for each of the Funds which accompanies this Prospectus for a description of how the assets of each Fund are valued since each determination has a direct bearing on the Accumulation Unit value of the Sub-Account and therefore the value of a Contract. The Accumulation Unit Value is affected by the performance of the underlying Fund(s), expenses and deduction of the charges described in this Prospectus.

VALUATION OF FUND SHARES -- The shares of the Fund are valued at net asset value on each Valuation Day. A complete description of the valuation method used in valuing Fund shares may be found in the accompanying Funds' prospectus.

VALUATION OF THE FIXED ACCOUNT -- Servus Life will determine the value of the Fixed Account by crediting interest to amounts allocated to the Fixed Account.

TRANSFERS

You may transfer the values of your Sub-Account allocations from one or more Sub-Accounts to another free of charge. However, Servus Life reserves the right to limit the number of transfers to twelve (12) per Contract Year, with no two
(2) transfers occurring on consecutive Valuation Days. Transfers by telephone may be made by You or by the attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted by some states.

The policy of Servus Life and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. Servus Life will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures Servus Life follows for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions by telephone are tape recorded.

Servus Life may permit the Contract Owner to pre-authorize transfers among Sub-Accounts and between Sub-Accounts and the Fixed Account under certain circumstances. Transfers between the Sub-Accounts may be made both before and after Annuity payments commence (limited to once a quarter) provided that the minimum allocation to any Sub-Account may not be less than $500. No minimum balance is required in any Sub-Account.

It is the responsibility of the Contract Owner to verify the accuracy of all confirmations of transfers and to promptly advise Servus Life of any inaccuracies within 30 days of receipt of the confirmation. Servus Life will send the Contract Owner a confirmation of the transfer within five days from the date of any instruction.

Transfers from the Fixed Account into a Sub-Account may be made at any time during the Contract Year. The maximum amount which may be transferred from the Fixed Account during any Contract Year is the greater of 30% of the Fixed Account balance as of the last Contract Anniversary or the greatest amount of any prior transfer from the Fixed Account. If Servus Life permits pre-authorized transfers from the Fixed Account to the Sub-Accounts, this restriction is inapplicable. Also, if any interest rate is renewed at a rate of at least one percentage point less than the previous rate, the Contract Owner may elect to transfer up to 100% of the funds receiving the reduced rate within 60 days of notification of the interest rate decrease. Generally, transfers may not be made from any Sub-Account into the Fixed Account for the six-month period following any transfer from the Fixed Account into one or more of the Sub-Accounts. Servus Life reserves the right to modify the limitations on transfers from the Fixed Account and to defer transfers from the Fixed Account for up to six months from the date of request.

Subject to the exceptions set forth in the following two paragraphs, the right to reallocate Contract Values is subject to modification if Servus Life determines, in its sole opinion, that the exercise of that right by one or more Contract Owners is, or would be, to the disadvantage of other Contract Owners. Any modification could be applied to transfers to or from some or all of the Sub-Accounts and the Fixed Account and could include, but not be limited to, the requirement of a minimum time period between each transfer, not accepting transfer requests of an

SERVUS LIFE INSURANCE COMPANY                                                 13
--------------------------------------------------------------------------------
agent acting under a power of attorney on behalf of more than one Contract Owner, or limiting the dollar amount that may be transferred between the Sub-Accounts and the Fixed Account by Contract Owners at any one time. Such restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by Servus Life to be to the disadvantage of other Contract Owners.

For Contracts issued in the State of New York, the reservation of rights set forth in the preceding paragraph is limited to (i) requiring up to a maximum of 10 Valuation Days between each transfer: (ii) limiting the amount to be transferred on any one Valuation Day to no more than $2 million; and (iii) upon 30 days prior written notice, to only accepting transfer instructions from You and not from Your representative, agent or person acting under a power of attorney for You.

Currently, and with respect to Contracts issued in all states, the only restriction in effect is that Servus Life will not accept instructions from agents acting under a power of attorney of multiple Contract Owners whose accounts aggregate more than $2 million, unless the agent has entered into a third party transfer services agreement with Servus Life.

CHARGES

CONTINGENT DEFERRED SALES CHARGES ("SALES CHARGES")

PURPOSE OF SALES CHARGES -- Sales Charges cover expenses relating to the sale and distribution of the Contracts, including commissions paid to distributing organizations and its sales personnel, the cost of preparing sales literature and other promotional activities. If these charges are not sufficient to cover sales and distribution expenses, Servus Life will pay them from its general assets, including surplus. Surplus might include profits resulting from unused mortality and expense risk charges.

ASSESSMENT OF SALES CHARGES -- There is no deduction for sales expenses from Premium Payments when made, however, a Sales Charge may be assessed against Premium Payments when surrendered. The length of time from receipt of a Premium Payment to the time of surrender determines the percentage of the Sales Charge. Premium payments are deemed to be surrendered in the order in which they were received.

During the first seven years from each Premium Payment, a Sales Charge will be assessed against the surrender of Premium Payments. During this time, all surrenders in excess of the Annual Withdrawal Amount will be first from Premium Payments and then from earnings. The Annual Withdrawal Amount is first from earnings and then from Premium Payments. After the seventh Contract Year, all surrenders will first be taken from earnings and then from Premium Payments and a Sales Charge will not be assessed against the surrender of earnings. If an amount equal to all earnings has been surrendered, a Sales Charge will not be assessed against Premium Payments received more than seven years prior to surrender, but will be assessed against Premium Payments received less than seven years prior to surrender. For additional information, see "Federal Tax Considerations."

Upon receipt of a request for a full surrender, Servus Life will assess any applicable Sales Charge against the surrender proceeds representing the lesser of: (1) aggregate Premium Payments not previously withdrawn or (2) the Contract Value, less the Annual Withdrawal Amount available at the time of the full surrender, less the Annual Maintenance Fee, if applicable. Taking the Annual Withdrawal Amount prior to the full surrender may, depending upon the amount of investment gain experienced, reduce the amount of any Sales Charge paid.

The Sales Charge is a percentage of the amount surrendered (not to exceed the aggregate amount of the Premium Payments made) and equals:

        LENGTH OF TIME FROM
          PREMIUM PAYMENT
CHARGE   (NUMBER OF YEARS)
---------------------------
  6%            1
---------------------------
  6%            2
---------------------------
  5%            3
---------------------------
  5%            4
---------------------------
  4%            5
---------------------------
  3%            6
---------------------------
  2%            7
---------------------------
  0%        8 or more
---------------------------

PAYMENTS NOT SUBJECT TO SALES CHARGES

ANNUAL WITHDRAWAL AMOUNT -- During the first seven years from each Premium Payment, on a non-cumulative basis, You may make a partial surrender of Contract Values of up to 10% of the aggregate Premium Payments, as determined on the date of the requested surrender, without the application of the Sales Charge. After the seventh year from each Premium Payment, also on a non-cumulative basis, You may make a partial surrender of 10% of Premium Payments made during the seven years prior to the surrender and 100% of the Contract Value less the Premium Payments made during the seven years prior to the surrender.

EXTENDED WITHDRAWAL PRIVILEGE -- This privilege allows Annuitants who attain age 70 1/2 with a Contract held under an Individual Retirement Account or 403(b) plan to surrender an amount equal to the required minimum distribution for the stated Contract without incurring a Sales Charge or not subject to a Sales Charge.

WAIVERS OF SALES CHARGES

DEATH OF THE ANNUITANT OR CONTRACT OWNER OR PAYMENTS UNDER AN ANNUITY
OPTION -- No Sales Charge otherwise applicable will be assessed in the event of death of the Annuitant, death of the Contract Owner or if payments are made under an Annuity option (other than a surrender out of Annuity Option 4) provided for under the Contract.

14                                                 SERVUS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

OTHER PLANS OR PROGRAMS -- Certain plans or programs established by Servus Life from time to time may have different surrender privileges.

MORTALITY AND EXPENSE RISK CHARGE

For assuming these risks under the Contracts, Servus Life will make a daily charge at the rate of 1.25% per annum against all Contract Values held in the Sub-Accounts during the life of the Contract (estimated at .90% for mortality and .35% for expense). Although Variable Annuity payments made under the Contracts will vary in accordance with the investment performance of the underlying Fund shares held in the Sub-Account(s), the payments will not be affected by (a) Servus Life's actual mortality experience among Annuitants before or after the Annuity Commencement Date or (b) Servus Life's actual expenses, if greater than the deductions provided for in the Contracts because of the expense and mortality undertakings by Servus Life.

There are two types of mortality undertakings: those made during the accumulation or deferral phase and those made during the annuity payout phase. The mortality undertaking made by Servus Life in the accumulation phase is that Servus Life may experience a loss resulting from the assumption of the mortality risk relative to the guaranteed death benefit in event of the death of an Annuitant or Contract Owner before commencement of Annuity payments, in periods of declining value or in periods where the contingent deferred sales charges would have been applicable. The mortality undertakings provided by Servus Life during the annuity payout phase are to make monthly Annuity payments (determined in accordance with the 1983a Individual Annuity Mortality Table and other provisions contained in the Contract) to Annuitants regardless of how long an Annuitant may live, and regardless of how long all Annuitants as a group may live. Servus Life also assumes the liability for payment of a minimum death benefit under the Contract. These mortality undertakings are based on Servus Life's determination of expected mortality rates among all Annuitants. If actual experience among Annuitants during the Annuity payment period deviates from Servus Life's actuarial determination of expected mortality rates among Annuitants because, as a group, their longevity is longer than anticipated, Servus Life must provide amounts from its general funds to fulfill its contractual obligations. Servus Life will bear the loss in such a situation.

During the accumulation phase, Servus Life also provides an expense undertaking. Servus Life assumes the risk that the contingent deferred sales charges and the Annual Maintenance Fee for maintaining the Contracts prior to the Annuity Commencement Date may be insufficient to cover the actual cost of providing such items.

ANNUAL MAINTENANCE FEE

Each year, on each Contract Anniversary on or before the Annuity Commencement Date, Servus Life will deduct an Annual Maintenance Fee, if applicable, from Contract Values to reimburse it for expenses relating to the maintenance of the Contract, the Fixed Account, and the Sub-Account(s) thereunder. If during a Contract Year the Contract is surrendered for its full value, Servus Life will deduct the Annual Maintenance Fee at the time of such surrender. The fee is a flat fee that will be due in the full amount regardless of the time of the Contract Year that Contract Values are surrendered. The Annual Maintenance Fee is $30.00 per Contract Year for Contracts with less than $50,000 Contract Value on the Contract Anniversary. Fees will be deducted on a pro rata basis according to the value in each Sub-Account and the Fixed Account under a Contract.

PREMIUM TAXES

Charges are also deducted for premium tax, if applicable, imposed by state or other governmental entity. Certain states impose a premium tax, currently ranging up to 3.5%. Some states assess the tax at the time purchase payments are made; others assess the tax at the time of annuitization. Servus Life will pay Premium Taxes at the time imposed under applicable law. At its sole discretion, Servus Life may deduct Premium Taxes at the time Servus Life pays such taxes to the applicable taxing authorities, at the time the Contract is surrendered, at the time a death benefit is paid, or at the time the Contract annuitizes.

FUND CHARGES

The Separate Account purchases shares of The Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of The Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.

EXCEPTIONS TO CHARGES UNDER THE CONTRACT

Servus Life may offer, at its discretion, reduced fees and charges including, but not limited to, the contingent deferred sales charges, the mortality and expense risk charge and the maintenance fee for certain sales (including employer sponsored savings plans) under circumstances which may result in savings of certain costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.


EARNINGS PROTECTION BENEFIT CHARGE



If you elect the Earnings Protection Benefit, we will subtract an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.


DEATH BENEFITS

The Contract provides that, in the event the Annuitant dies before the selected Annuity Commencement Date, the Contingent Annuitant will become the Annuitant. If (1) the Annuitant dies before the Annuity Commencement Date and either
(a) there is no designated Contingent Annuitant or (b) the Contingent Annuitant predeceases the Annuitant, or (2) if any Contract Owner dies before the Annuity Commencement Date, the Beneficiary as determined under the Contract Control Provisions, will receive the Death Benefit as determined on the date of receipt of Due Proof of Death by Servus Life in its Administrative Office. With regard to Joint Contract Owners, at the first

SERVUS LIFE INSURANCE COMPANY                                                 15
--------------------------------------------------------------------------------
death of a joint Contract Owner prior to the Annuity Commencement Date, the Beneficiary will be the surviving Contract Owner notwithstanding that the beneficiary designation may be different.

GUARANTEED DEATH BENEFIT -- If the Annuitant dies before the Annuity Commencement Date and there is no designated Contingent Annuitant surviving, or if the Contract Owner dies before the Annuity Commencement Date, the Beneficiary will receive the greatest of (a) the Contract Value determined as of the day written proof of death of such person is received by Servus Life, or (b) 100% of the total Premium Payments made to such Contract, reduced by the dollar amount of any partial surrenders since the issue date, or (c) the Maximum Anniversary Value immediately preceding the date of death. The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from the following:

As of the date of receipt of Due Proof of Death, Servus Life will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's attained age 81. The Anniversary Value is equal to the Contract Value on a Contract Anniversary, increased by the dollar amount of any premium payments made since that anniversary and reduced by the dollar amount of any partial surrenders since that anniversary.

If the Annuitant or You, as applicable, die after the Annuity Commencement Date, then the Death Benefit will equal the present value of any remaining payments under the elected Annuity Option. In computing such present value for the portion of such remaining payments attributable to the Separate Account, Servus Life will assume a net investment rate of 5.0% per year.


You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington and New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it.



If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greater of:



- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or



- The Maximum Anniversary Value; or



- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.



We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.



We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.



Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.



Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

________________________________________________________________________________


FOR EXAMPLE: Assuming that:



- The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,



- You elected the Earnings Protection Benefit when you purchased your Contract,



- You made a single Premium Payment of $100,000,



- You took no partial Surrenders.



- The Contract Value on the date we receive proof of death was $400,000.



Hartford would calculate the Contract gain as follows:



- Contract Value on the date we receive proof of death equals $400,000,



- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.



To determine if the cap applies:



- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),



- plus Premium Payments made since that date ($0),



- minus Premium Payments made in the 12 months prior to death ($0),



Which equals $100,000. The cap is 200% of $100,000 which is $200,000.



In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

________________________________________________________________________________

16                                                 SERVUS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


Before you purchase the Earnings Protection Benefit, you should also consider the following.



- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.



- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.



- If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.



For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations," under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Purchasers Other Than Qualified Retirement Plans."


PAYMENT OF DEATH BENEFIT -- The calculated Death Benefit will remain invested in the Separate Account in accordance with the allocation instructions given by the Contract Owner until the proceeds are paid or Servus Life receives new instructions from the Beneficiary. During the time period between Servus Life's receipt of written notification of Due Proof of Death and Servus Life's receipt of the completed settlement instructions, the calculated Death Benefit will remain invested in the Sub-Account(s) previously elected by the Contract Owner and will be subject to market fluctuations. The Death Benefit may be taken in one sum, payable within seven days after the date Due Proof of Death is received, or under any of the settlement options then being offered by Servus Life provided, however, that: (a) in the event of the death of any Contract Owner prior to the Annuity Commencement Date, the entire interest in the Contract will be distributed within five years after the death of the Contract Owner and (b) in the event of the death of any Contract Owner or Annuitant which occurs on or after the Annuity Commencement Date, any remaining interest in the Contract will be paid at least as rapidly as under the method of distribution in effect at the time of death, or, if the benefit is payable over a period not extending beyond the life expectancy of the Beneficiary or over the life of the Beneficiary, such distribution must commence within one year of the date of death. The proceeds due on the death may be applied to provide variable payments, fixed payments, or a combination of variable and fixed payments. However, in the event of the Contract Owner's death where the sole Beneficiary is the spouse of the Contract Owner and the Annuitant or Contingent Annuitant is living, such spouse may elect, in lieu of receiving the death benefit, to be treated as the Contract Owner. The Contract Value and the Maximum Anniversary Value of the Contract will be unaffected by treating the spouse as the Contract Owner.


If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, we will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint owner or Annuitant at the time the Contract is continued.


If the Contract is owned by a corporation or other non-individual, the Death Benefit payable upon the death of the Annuitant prior to the Annuity Commencement Date will be payable only as one sum or under the same settlement options and in the same manner as if an individual Contract Owner died on the date of the Annuitant's death.

There may be postponement in the payment of Death Benefits whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Commission; (b) the Commission permits postponement and so orders; or (c) the Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

ANNUITY PROCEEDS SETTLEMENT OPTION

Proceeds from the Death Benefit may be left with Servus Life for a period not to exceed five years from the date of the Contract Owner's death prior to the Annuity Commencement Date. These proceeds will remain in the Sub-Account(s) to which they were allocated at the time of death unless the Beneficiary elects to reallocate them. Full or partial withdrawals may be made at any time. In the event of withdrawals, the remaining value will equal the Contract Value of the proceeds left with Servus Life, minus any withdrawals.

WITHDRAWALS

FULL SURRENDERS -- At any time prior to the Annuity Commencement Date (and after the Annuity Commencement Date with respect to values applied to Annuity Option 4 or the Annuity Proceeds Settlement Option), the Contract Owner has the right to terminate the Contract. In such event, the Termination Value of the Contract may be taken in the form of a lump sum cash settlement.


Under any of the Annuity options excluding Annuity Option 4 and the Annuity Proceeds Settlement Option, no surrenders are permitted after Annuity payments commence. Partial surrenders are permitted out of Annuity Option 4 (subject to any contingent deferred sales charges), but check with your tax adviser because there may be adverse tax consequences. Full or partial withdrawals may be made from the Annuity Proceeds Settlement Option at any time and contingent deferred sales charges will not be applied.


The Termination Value of the Contract is equal to the Contract Value less any applicable Premium Taxes, the Annual Maintenance Fee if applicable and any applicable contingent deferred sales charges. The Termination Value may be more or less than the amount of the Premium Payments made to a Contract.

SERVUS LIFE INSURANCE COMPANY                                                 17
--------------------------------------------------------------------------------

PARTIAL SURRENDERS -- You may make a partial surrender of Contract Values at any time prior to the Annuity Commencement Date so long as the amount surrendered is at least equal to the minimum amount rules then in effect. Additionally, if the remaining Contract Value following a surrender is less than $500 ($1,000 in New
York), Servus Life will terminate the Contract and pay the Termination Value. For Contracts issued in Texas, there is an additional requirement that the Contract will not be terminated when the remaining Contract Value after a surrender is less than $500 unless there were no Premium Payments made during the previous two Contract Years.

In requesting a partial withdrawal you should specify the Sub-Account(s) and/or the Fixed Account from which the partial withdrawal is to be taken. Otherwise, such withdrawal and any applicable contingent deferred sales charges will be effected on a pro rata basis according to the value in the Fixed Account and each Sub-Account under a Contract.

Servus Life may permit You to pre-authorize partial surrenders subject to certain limitations then in effect.

PAYMENT OF SURRENDER BENEFITS -- Payment on any request for a full or partial surrender from the Sub-Accounts will be made as soon as possible and in any event no later than seven days after the written request is received by Servus Life at its Administrative Office. Servus Life may defer payment of any amounts from the Fixed Account for up to six months from the date of the request for surrender. If Servus Life defers payment for more than 30 days (10 working days in New York), Servus Life will pay interest of at least 3% per annum on the amount deferred.

There may be postponement in the payment of Surrender Benefits whenever (a) the New York Stock Exchange is closed, except for holidays or weekends, or trading on the New York Stock Exchange is restricted as determined by the Commission;
(b) the Commission permits postponement and so orders; or (c) the Commission determines that an emergency exists making valuation of the amounts or disposal of securities not reasonably practicable.

CERTAIN QUALIFIED CONTRACT SURRENDERS -- THERE ARE CERTAIN RESTRICTIONS ON
SECTION 403(b) TAX SHELTERED ANNUITIES. AS OF DECEMBER 31, 1988, ALL
SECTION 403(b) ANNUITIES HAVE LIMITS ON FULL AND PARTIAL SURRENDERS. CONTRIBUTIONS TO THE CONTRACT MADE AFTER DECEMBER 31, 1988 AND ANY INCREASES IN CASH VALUE AFTER DECEMBER 31, 1988 MAY NOT BE DISTRIBUTED UNLESS THE CONTRACT OWNER/EMPLOYEE HAS a) ATTAINED AGE 59 1/2, b) SEPARATED FROM SERVICE, c) DIED,
d) BECOME DISABLED OR e) EXPERIENCED FINANCIAL HARDSHIP. (CASH VALUE INCREASES MAY NOT BE DISTRIBUTED PRIOR TO AGE 59 1/2 FOR HARDSHIPS.)

Distributions prior to age 59 1/2 due to financial hardship or separation from service may still be subject to a penalty tax of 10%.

Servus Life will not assume any responsibility in determining whether a withdrawal is permissible, with or without tax penalty, in any particular situation; or in monitoring withdrawal requests regarding pre or post January 1, 1989 account values.

Any such full or partial surrender described above may affect the continuing tax qualified status of some contracts or plans and may result in adverse tax consequences to the contract owner. The contract owner, therefore, should consult with his tax adviser before undertaking any such surrender. (See "Federal Tax Considerations.")

SETTLEMENT PROVISIONS

You select an Annuity Commencement Date and an Annuity option which may be on a fixed or variable basis, or a combination thereof. The Annuity Commencement Date will not be deferred beyond the Annuitant's 90th birthday. The Annuity Commencement Date and/or the Annuity option may be changed from time to time, but any change must be at least 30 days prior to the date on which Annuity payments are scheduled to begin. The Contract allows You to change the Sub-Accounts on which variable payments are based after payments have commenced once every three months. Any Fixed Annuity allocation may not be changed.


The Contract contains the four Annuity payment options and the Annuity Proceeds Settlement Option. Annuity Options 2, 4, and the Annuity Proceeds Settlement Option are available to Qualified Contracts only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy shall be computed on the basis of the mortality table prescribed by the IRS, or if none is prescribed, the mortality table then in use by Servus Life. With respect to Non-Qualified Contracts, if you do not elect otherwise, payments in most states will automatically begin at the Annuitant's age 90 (with the exception of states that do not allow deferral past age 85) under Annuity Option 2 with 120 monthly payments certain. For Qualified Contracts and Contracts issued in Texas, if you do not elect otherwise, payments will begin automatically at the Annuitant's age 90 under Annuity Option 1 to provide a life Annuity. Automatic Annuity payments will be fixed-dollar amount Annuity Payouts, variable-dollar amount Annuity payments, or a combination of fixed or variable dollar amount Annuity payments, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. After the Annuity Commencement Date, the Annuity option elected may not be changed.


Under any of the Annuity options excluding Annuity Option 4 and the Annuity Proceeds Settlement Option, no surrenders are permitted after Annuity payments commence. Partial surrenders are permitted out of Annuity Option 4 (subject to any contingent deferred sales charges), but check with your tax advisor because there may be adverse tax consequences. Full or partial withdrawals may be made from the Annuity Proceeds Settlement Option at any time and contingent deferred sales charges will not be applied.

18                                                 SERVUS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

OPTION 1 -- LIFE ANNUITY

A life Annuity is an Annuity payable during the lifetime of the Annuitant and terminating with the last payment due preceding the death of the Annuitant. This option offers the largest payment amount of any of the life Annuity options since there is no guarantee of a minimum number of payments nor a provision for a Death Benefit payable to a Beneficiary.

It would be possible under this option for an Annuitant to receive only one Annuity payment if he died prior to the due date of the second Annuity payment, two if he died before the date of the third Annuity payment, etc.

OPTION 2 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

This Annuity option is an Annuity payable monthly during the lifetime of an Annuitant with the provision that payments will be made for a minimum of 120, 180 or 240 months, as elected. If, at the death of the Annuitant, payments have been made for less than the minimum elected number of months, then the present value as of the date of the Annuitant's death, of any remaining guaranteed payments will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions have been made and approved by Servus Life.

OPTION 3 -- JOINT AND LAST SURVIVOR ANNUITY

An Annuity payable monthly during the joint lifetime of the Annuitant and a designated second person, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the death of the survivor. Based on the options currently offered by Servus Life, the Annuitant may elect that the payment to the survivor be less than the payment made during the joint lifetime of the Annuitant and a designated second person.

It would be possible under this option for an Annuitant and designated second person to receive only one payment in the event of the common or simultaneous death of the parties prior to the due date for the second payment and so on.

OPTION 4 -- PAYMENTS FOR A DESIGNATED PERIOD

An amount payable monthly for the number of years selected which may be from 5 to 30 years. Partial surrenders are permitted out of Annuity Option 4 (subject to any contingent deferred sales charges), but check with your tax advisor because there may be adverse tax consequences.

In the event of the Annuitant's death prior to the end of the designated period, the present value as of the date of the Annuitant's death, of any remaining guaranteed payments will be paid in one sum to the Beneficiary or Beneficiaries designated unless other provisions have been made and approved by Servus Life.

Annuity Option 4 is an option that does not involve life contingencies and thus no mortality guarantee. Charges made for the mortality undertaking under the Contracts thus provide no real benefit to You.

Servus Life may offer other annuity or settlement options from time to time.

VARIABLE AND FIXED ANNUITY PAYMENTS -- When an Annuity is effected under a Contract, unless otherwise specified, Contract Values (less applicable Premium Taxes) held in the Sub-Accounts will be applied to provide a Variable Annuity based on the pro rata amount in the various Sub-Accounts. Fixed Account Contract Values will be applied to provide a Fixed Annuity. YOU SHOULD CONSIDER THE QUESTION OF ALLOCATION OF CONTRACT VALUES (LESS APPLICABLE PREMIUM TAXES) AMONG SUB-ACCOUNTS OF THE SEPARATE ACCOUNT AND THE GENERAL ACCOUNT OF SERVUS LIFE TO MAKE CERTAIN THAT ANNUITY PAYMENTS ARE BASED ON THE INVESTMENT ALTERNATIVE BEST SUITED TO YOUR NEEDS FOR RETIREMENT.

The minimum monthly annuity payment is $50.00. No election may be made which results in a first payment of less than $50.00. If at any time annuity payments are or become less than $50.00, Servus Life has the right to change the frequency of payment to intervals that will result in payments of at least $50.00. For New York Contracts, the minimum monthly annuity payment is $20.00.

When annuity payments are to commence, the value of the Contract is determined as the sum of (1) the value of the Fixed Account no earlier than the close of business on the fifth Valuation Day preceding the date the first annuity payment is due plus (2) the product of (a) the value of the Accumulation Unit of each Sub-Account on that same day and (b) the number of Accumulation Units credited to each Sub-Account as of the date the annuity is to commence.

All annuity payments under any option will occur the same day of the month as the Annuity Commencement Date, based on the payment frequency selected by You. Available payment frequencies include monthly, quarterly, semi-annual and annual. The payment frequency may not be changed after payout has begun.

VARIABLE ANNUITY -- The Contract contains tables indicating the minimum dollar amount of the first monthly payment under the optional variable forms of annuity for each $1,000 of value of a Sub-Account under a Contract. The first monthly payment varies according to the form and type of Variable Payment Annuity selected. The Contract contains Variable Payment Annuity tables derived from the 1983a Individual Annuity Mortality Table with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The total first monthly Variable Annuity payment is determined by multiplying the value (expressed in thousands of dollars) of a Sub-Account (less any applicable Premium Taxes) by the amount of the first monthly payment per $1,000 of value obtained from the tables in the Contracts.

SERVUS LIFE INSURANCE COMPANY                                                 19
--------------------------------------------------------------------------------

The amount of the first monthly Variable Annuity payment is divided by the value of an Annuity Unit for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due in order to determine the number of Annuity Units represented by the first payment. This number of Annuity Units remains fixed during the Annuity payment period, and in each subsequent month the dollar amount of the Variable Annuity payment is determined by multiplying this fixed number of Annuity Units by the then current Annuity Unit value.

The value of the Annuity Unit for each Sub-Account in the Separate Account for any day is determined by multiplying the value for the preceding day by the product of (1) the net investment factor for the day for which the Annuity Unit value is being calculated, and (2) a factor to neutralize the assumed investment rate of 5% per annum. The Annuity Unit value used in calculating the amount of the Variable Annuity payments will be based on an Annuity Unit value determined as of the close of business on a day no earlier than the fifth Valuation Day preceding the date of the Annuity payment.

LEVEL VARIABLE ANNUITY PAYMENTS WOULD BE PRODUCED IF THE INVESTMENT RATE REMAINED CONSTANT AND EQUAL TO THE A.I.R. IN FACT, PAYMENTS WILL VARY UP OR DOWN AS THE INVESTMENT RATE VARIES UP OR DOWN FROM THE A.I.R.

FIXED ANNUITY -- Fixed Annuity payments are determined at annuitization by multiplying the Contract Value (less applicable Premium Taxes) by a rate to be determined by Servus Life which is no less than the rate specified in the Fixed Payment Annuity tables in the Contract. The annuity payment will remain level for the duration of the annuity.

OTHER INFORMATION

ASSIGNMENT -- Ownership of a Contract described herein is generally assignable. However, if the Contracts are issued pursuant to some form of Qualified Plan, it is possible that the ownership of the Contracts may not be transferred or assigned depending on the type of tax-qualified retirement plan involved. An assignment of a Non-Qualified Contract may subject the Contract values or assignment proceeds to income taxes and certain penalty taxes.

CONTRACT MODIFICATION -- The Annuitant may not be changed; however, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by written notice to Servus Life.

Servus Life reserves the right to modify the Contract, but only if such modification: (i) is necessary to make the Contract or the Separate Account comply with any law or regulation issued by a governmental agency to which Servus Life is subject; or (ii) is necessary to assure continued qualification of the Contract under the Code or other federal or state laws relating to retirement annuities or annuity Contracts; or (iii) is necessary to reflect a change in the operation of the Separate Account or the Sub-Account(s) or
(iv) provides additional Separate Account options or (v) withdraws Separate Account options. In the event of any such modification Servus Life will provide notice to You or to the payee(s) during the annuity period. Servus Life may also make appropriate endorsement in the Contract to reflect such modification.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

What are some of the federal tax consequences which affect these Contracts?

A.  GENERAL

Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.

Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.

B.  TAXATION OF SERVUS LIFE AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Servus Life which is taxed as a life insurance company in accordance with the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units (See "Value of Accumulation Units"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING PURCHASERS OTHER THAN QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

 1. NON-NATURAL PERSONS, CORPORATIONS, ETC.

Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other

20                                                 SERVUS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includable in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:

- certain annuities held by structured settlement companies,

- certain annuities held by an employer with respect to a terminated qualified retirement plan and

- certain immediate annuities.

A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.

If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.

 2. OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.

The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982.

    a. DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

  i. Total premium payments less amounts received which were not includable in gross income equal the "investment in the contract" under Section 72 of the Code.

 ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract."

 iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

 iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

 v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.


 vi. In general, any amount actually received under the Contract as a Death Benefit, including any Earnings Protection Benefit, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. As a result, Servus believes that for federal tax purposes the Earnings Protection Benefit should be treated as an integral part of the Contract's benefits (e.g., as investment protection benefit) and that any charges under the contract for the Earnings Protection Benefit should not be treated as an amount received by the Contract Owner for purposes of this subparagraph a. However, it is possible that the IRS could take a contrary position that some or all of these charges for the Earnings Protection Benefit should be treated for federal tax purposes as an amount received under the Contract (e.g., as an amount distributed from the Contract to pay for an additional benefit that should be treated as a benefit that is being provided by a separate contract for tax purposes, i.e., by a separate contract that is not part of the annuity Contract for tax purposes). If the IRS takes such a contrary position, however, then any Beneficiary of an Earnings Protection Benefit may be entitled to claim that some part of such Death Benefit is excludable from gross income for federal tax purposes (e.g., as a death benefit that should be treated for tax purposes as if it were being provided by a separate contract that qualifies as a life insurance contract for tax purposes).


    b. DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

  i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the

SERVUS LIFE INSURANCE COMPANY                                                 21
--------------------------------------------------------------------------------
    contract as of the Annuity Commencement Date, any additional payments
     (including surrenders) will be entirely includable in gross income.

 ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

 iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

    c. AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same Contract Owner within the same calendar year (other than certain contracts held in connection with a tax-qualified retirement arrangement) will be treated as one annuity Contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new Contract for this purpose. Servus Life believes that for any annuity subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated as withdrawals of income until all of the income from all such Contracts is withdrawn. As of the date of this Prospectus, there are no regulations interpreting this provision.

    d. 10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
       PAYMENTS.

  i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

 ii. The 10% penalty tax will not apply to the following distributions (exceptions vary based upon the precise plan involved):

    1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

    2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

    3.  Distributions attributable to a recipient's becoming disabled.

    4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

    5. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

    e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract,
(2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph 3.

    f. REQUIRED DISTRIBUTIONS.

  i. Death of Contract Owner or Primary Annuitant
    Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

     1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

     2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract will be distributed within 5 years after such death; and

     3. If the Contract Owner is not an individual, then for purposes of 1. or
        2. above, the primary annuitant under the Contract shall be treated as the Contract

22                                                 SERVUS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
        Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

 ii. Alternative Election to Satisfy Distribution Requirements
    If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Distribution must begin within a year of the Contract Owner's death.

 iii. Spouse Beneficiary
    If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal continuation shall apply only once for this contract.

 3. DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

- no more than 70% is represented by any two investments,

- no more than 80% is represented by any three investments and

- no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.

 4. OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.

The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.

In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."

The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.

D.  FEDERAL INCOME TAX WITHHOLDING

Any portion of a distribution that is (or is deemed to be) current taxable income to the Contract Owner will be subject to federal income tax withholding and reporting under the Code. Generally, however, a Contract Owner may elect not to have income taxes withheld or to have income taxes withheld at a different rate by filing a completed election form with us. Election forms will be provided at the time distributions are requested.

SERVUS LIFE INSURANCE COMPANY                                                 23
--------------------------------------------------------------------------------

E.  GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F.  ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to an annuity purchase.

G.  GENERATION-SKIPPING TRANSFERS

Under certain circumstances, the Internal Revenue Code may impose a "generation-skipping transfer tax" when all or part of an annuity is transferred to, or a death benefit is paid to, an individual two or more generations younger than the owner. Federal tax law may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service.

24                                                 SERVUS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

MISCELLANEOUS

HOW WE SELL OUR ANUITY

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is a wholly owned subsidiary of Hartford Financial Services Group Inc. The principal business address of HSD is the same as that of the Servus Life.

The securities will be sold by salespersons of HSD who represent Servus Life as insurance and variable annuity agents and who are registered representatives.

HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.

Commissions will be paid by Servus Life and will not be more than 6% of Premium Payments. From time to time, Servus Life may pay or permit other promotional incentives, in cash or credit or other compensation.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Servus Life may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Servus Life out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.

The Contract may be sold directly to certain individuals under certain circumstances that do not involve payment of any sales compensation to a registered representative. In such case, Servus Life will credit the Contract with an additional 5.0% of the premium payment. This additional percentage of premium payment in no way affects present or future charges, rights, benefits or current values of other Contract Owners. The following class of individuals are eligible for this feature: (1) current or retired officers, directors, trustees and employees (and their families) of the ultimate parent and affiliates of Servus Life; and (2) employees and registered representatives (and their families) of registered broker-dealers (or financial institutions affiliated therewith) that have a sales agreement with Servus Life and its principal underwriter to sell the Contracts.

LEGAL MATTERS AND EXPERTS

There are no material legal proceedings pending to which the Separate Account is a party.


Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary, Servus Life Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.



The audited statutory financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and is included herein in reliance upon the authority of said firm as experts in giving said report. Reference is made to the report on the statutory financial statements of Servus Life Insurance Company, as of and for the years ended 1999 and 1998, which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


ADDITIONAL INFORMATION

Inquiries will be answered by calling your representative or by writing:

Servus Life Insurance Company
Attn: Investment Product Services
P.O. Box 5085
Hartford, Connecticut 06102-5085
Telephone: (800) 862-6668

SERVUS LIFE INSURANCE COMPANY                                                 25
--------------------------------------------------------------------------------

TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

SECTION                                                         PAGE
----------------------------------------------------------------------
DESCRIPTION OF SERVUS LIFE INSURANCE COMPANY                      3
----------------------------------------------------------------------
SAFEKEEPING OF ASSETS                                             3
----------------------------------------------------------------------
INDEPENDENT PUBLIC ACCOUNTANTS                                    3
----------------------------------------------------------------------
DISTRIBUTION OF CONTRACTS                                         3
----------------------------------------------------------------------
CALCULATION OF YIELD AND RETURN                                   4
----------------------------------------------------------------------
PERFORMANCE COMPARISONS                                           6
----------------------------------------------------------------------
FINANCIAL STATEMENTS                                              8
----------------------------------------------------------------------

26                                                 SERVUS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.

Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.

We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.

1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.

2. TAX SHELTERED ANNUITIES UNDER SECTION 403(b) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,500 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.

Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:

- after the participating employee attains age 59 1/2;

- upon separation from service;

- upon death or disability; or

- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).

Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.

3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.

Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation (typically 25% of gross compensation) or, for 2000, $8,000 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.

All of the assets and income of an eligible Deferred Compensation Plan of a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust,

SERVUS LIFE INSURANCE COMPANY                                                 27
--------------------------------------------------------------------------------
amounts under the plan will be subject to the claims of the employer's general creditors.

In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:

- attains age 70 1/2,

- separates from service,

- dies, or

- suffers an unforeseeable financial emergency as defined in the Code.

Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.

4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER SECTION 408


TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.


SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Servus Life is a non-designated financial institution for purposes of the SIMPLE IRA rules.

ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.


IRAs generally may not invest in life insurance contracts. However, an annuity that is used as an IRA may provide for a death benefit that equals the greater of the premiums paid and the annuity's cash value. The Contract offers an Optional Death Benefit and an Earnings Protection Benefit. The Optional Death Benefit and the Earnings Protection Benefit may exceed the greater of the Contract Value and total Premium Payments less prior surrenders. WE HAVE FILED THE CONTRACT WITH THE OPTIONAL DEATH BENEFIT AND THE EARNINGS PROTECTION BENEFIT WITH THE INTERNAL REVENUE SERVICE FOR APPROVAL FOR USE AS AN IRA. NO ASSURANCE IS GIVEN THAT THESE BENEFITS MEET THE QUALIFICATION REQUIREMENTS FOR AN IRA. Although we regard the Optional Death Benefit and the Earnings Protection Benefit as investment protection features that should not have an adverse tax effect, it is possible that the IRS could take a contrary position regarding tax-qualification or resulting in certain deemed distributions and penalty taxes. You should consult a qualified tax adviser if you are considering adding the Optional Death Benefit or the Earnings Protection Benefit to your Contract if it is an IRA.


5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.

(a) PENALTY TAX ON EARLY DISTRIBUTIONS   Section 72(t) of the Code imposes an
    additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distributions that is:

- Made on or after the date on which the employee reaches age 59 1/2;

- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;

- Attributable to the employee's becoming disabled (as defined in the Code);

- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;

- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or

- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.

IN ADDITION, THE 10% PENALTY TAX DOES NOT APPLY TO A DISTRIBUTION FROM AN IRA THAT IS:

- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.

28                                                 SERVUS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.

(b) MINIMUM DISTRIBUTION PENALTY TAX If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.

An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:

- the calendar year in which the individual attains age 70 1/2; or

- the calendar year in which the individual retires from service with the employer sponsoring the plan.

The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age 70 1/2.

The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:

- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or

- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.

Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.

If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.

If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

(c) WITHHOLDING In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.

Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from such other tax-qualified retirement plans unless such distributions are:

- the non-taxable portion of the distribution;

- required minimum distributions; or

- direct transfer distributions.

Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).

Certain states require withholding of state taxes when federal income tax is withheld.


APPENDIX II -- EARNINGS PROTECTION BENEFIT -- EXAMPLES



EXAMPLE 1



Assume that:



- You elected the Earnings Protection Benefit when you purchased your Contract,



- You made a single Premium Payment of $100,000,



- On your fifth Contract anniversary, your Contract Value was $150,000,



- On the day after your fifth Contract Anniversary, you made a partial Surrender of $40,000,



- On the day we calculate the Death Benefit, your Contract Value was $140,000,



- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations,



ADJUSTMENT FOR PARTIAL SURRENDERS



To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior

SERVUS LIFE INSURANCE COMPANY                                                 29
--------------------------------------------------------------------------------

to the Surrender. To determine if the partial Surrender is greater than the Contract gain:



- Add the amount of the partial Surrender ($40,000) to



- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000),



- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),



- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),



- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),



Which equals $-10,000 which is less than zero, so there is no adjustment for the partial Surrender in this case.



CALCULATION OF CONTRACT GAIN



So Hartford would calculate the Contract gain as follows:



- Contract Value on the date we receive proof of death ($140,000),



- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),



- Add any adjustments for partial Surrenders ($0).



So the Contract gain equals $40,000.



CALCULATION OF EARNINGS PROTECTION BENEFIT CAP



To determine if the cap applies:



- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),



- plus Premium Payments made since that date ($0),



- minus Premium Payments made in the 12 months prior to death ($0),



- minus any adjustments for partial Surrenders ($0),



Which equals $100,000. The cap is 200% of $100,000 which is $200,000.



DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT



In this situation the cap does not apply, so Hartford takes 40% of $40,000 or $16,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $156,000.



EXAMPLE 2



Assume that:



- You elected the Earnings Protection Benefit when you purchased your Contract,



- You made a single Premium Payment of $100,000,



- On your fifth Contract anniversary, your Contract Value was $150,000,



- On the day after your fifth Contract Anniversary, you made a partial Surrender of $60,000,



- On the day we calculate the Death Benefit, your Contract Value was $120,000,



- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three death benefit calculations,



ADJUSTMENT FOR PARTIAL SURRENDERS



To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:



- Add the amount of the partial Surrender ($60,000) to



- The Contract Value on the date the Earnings Protection Benefit is added to your Contract ($100,000)



- Add Premium Payments made after the Earnings Protection Benefit is added to your Contract before you make the partial Surrender ($0),



- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),



- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the Earnings Protection Benefit is added to your Contract ($0),



Which equals $+10,000 which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.



CALCULATION OF CONTRACT GAIN



So Hartford would calculate the Contract gain as follows:



- Contract Value on the date we receive proof of death ($120,000),



- Subtract the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),



- Add any adjustments for partial Surrenders ($10,000),



So the Contract gain equal $30,000.



CALCULATION OF EARNINGS PROTECTION BENEFIT CAP



To determine if the cap applies:



- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),



- plus Premium Payments made since that date ($0),



- minus Premium Payments made in the 12 months prior to death ($0),



- minus any adjustments for partial Surrenders ($10,000)

30                                                 SERVUS LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


Which equals $90,000. The cap is 200% of $90,000 which is $180,000.



DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT



In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

This form must be completed for all tax-sheltered annuities.

                     SECTION 403(b)(11) ACKNOWLEDGMENT FORM

The Servus Life variable annuity Contract that you have recently purchased is subject to certain restrictions imposed by the Tax Reform Act of 1986. Contributions to the Contract after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed to you unless you have:
a. Attained age 59 1/2
b. Separated from service,
c. Died, or
d. Become disabled.

Distributions of post December 31, 1988 contributions (excluding any income thereon) may also be made if you have experienced a financial hardship.

Also, there may be a 10% penalty tax for distributions made prior to age 59 1/2 because of financial hardship or separation from service.

Also, please be aware that your 403(b) Plan may also offer other financial alternatives other than your variable annuity. Please refer to your Plan.

Please complete the following and return to:

    Servus Life Insurance Company
    Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Name of You/Participant:  ______________________________________________________

Address:  ______________________________________________________________________

City or Plan/School District:  _________________________________________________

Date:  _________________________________________________________________________

Contract No:  __________________________________________________________________

Signature:  ____________________________________________________________________

To obtain a Statement of Additional Information, please complete the form below and mail to:

    Servus Life Insurance Company
    Attn: Investment Product Services
    P.O. Box 5085
    Hartford, Connecticut 06102-5085

Please send a Statement of Additional Information to me at the following address:

--------------------------------------------------------------------------------
                                      Name

--------------------------------------------------------------------------------
                                    Address

--------------------------------------------------------------------------------
                              City/State      Zip Code

                                     Part-B

                       STATEMENT OF ADDITIONAL INFORMATION

                          SERVUS LIFE INSURANCE COMPANY
               (FORMERLY ROYAL LIFE INSURANCE COMPANY OF AMERICA)
                              SEPARATE ACCOUNT ONE



This Statement of Additional Information is not a prospectus. The information contained herein should be read in conjunction with the Prospectus.

To obtain a Prospectus, send a written request to Servus Life Insurance Company
Attn: Investment Product Services, P.O. Box 5085, Hartford, Connecticut 06102-5085.





Date of Prospectus: January 26, 2001

Date of Statement of Additional Information: January 26, 2001



333-65187

                                TABLE OF CONTENTS


SECTION                                                              PAGE
-------                                                              ----
DESCRIPTION OF SERVUS LIFE INSURANCE COMPANY....................

SAFEKEEPING OF ASSETS ..........................................

INDEPENDENT PUBLIC ACCOUNTANTS .................................

DISTRIBUTION OF CONTRACTS.......................................

CALCULATION OF YIELD AND RETURN.................................

PERFORMANCE COMPARISONS.........................................

FINANCIAL STATEMENTS ...........................................

                  DESCRIPTION OF SERVUS LIFE INSURANCE COMPANY

Servus Life Insurance Company ("Servus Life") is a stock life insurance company engaged in the business of writing life insurance in all states of the United States and the District of Columbia. Servus Life was originally incorporated under the laws of Connecticut on September 16, 1963. Its offices are located in Simsbury, Connecticut; however, its mailing address is P.O. Box 2999, Hartford, CT 06104-2999. On December 22, 1999, Servus Life changed its name from Royal Life Insurance Company of America to Servus Life Insurance Company. Servus Life is a wholly owned subsidiary of Hartford Life Insurance Company. Servus Life is ultimately controlled by Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                              SAFEKEEPING OF ASSETS

Title to the assets of the Separate Account is held by Servus Life. The assets are kept physically segregated and are held separate and apart from Servus Life's general corporate assets. Records are maintained of all purchases and redemptions of Fund shares held in each of the Sub-Accounts.

                         INDEPENDENT PUBLIC ACCOUNTANTS


The audited statutory financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and is included herein in reliance upon the authority of said firm as experts in giving said report. Reference is made to the report on the statutory financial statements of Servus Life Insurance Company, as of and for the years ended 1999 and 1998, which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.

                            DISTRIBUTION OF CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as principal underwriter for the securities issued with respect to the Separate Account and will offer the Contracts on a continuous basis.

HSD is a wholly-owned subsidiary of Hartford Financial Services Group Inc. The principal business address of HSD is the same as Servus Life.

The securities will be sold by salespersons of HSD, who represent Servus Life as insurance and Variable Annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Securities and Exchange Commission under the Securities and Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

                         CALCULATION OF YIELD AND RETURN

YIELD AND EFFECTIVE YIELD OF A MONEY MARKET SUB-ACCOUNT. As summarized in the Prospectus under the heading "Performance Related Information," the yield of a Money Market Sub-Account for a seven day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:
                                                365/7
     Effective Yield = [(Base Period Return + 1)     ] - 1

A MONEY MARKET SUB-ACCOUNT'S YIELD AND EFFECTIVE YIELD WILL VARY IN RESPONSE TO FLUCTUATIONS IN INTEREST RATES AND IN THE EXPENSES OF THE SUB-ACCOUNT. THE CURRENT YIELD AND EFFECTIVE YIELD REFLECT RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE MAXIMUM ANNUAL MAINTENANCE FEE.

            YIELD AND EFFECTIVE YIELD FOR THE SEVEN DAY PERIOD ENDING
                               DECEMBER 31, 1999

-------------------------------------------------------------------------------

SUB-ACCOUNT                             YIELD        EFFECTIVE YIELD
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
Hartford Money Market                   4.09%             4.18%
-------------------------------------------------------------------------------



                                      -5-


-------------------------------------------------------------------------------
HLS Fund
-------------------------------------------------------------------------------




YIELD OF SUB-ACCOUNTS. As summarized in the Prospectus under the heading "Performance Related Information," certain Sub-Accounts may advertise yield in addition to total return. Yield will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. Net changes in the value of a hypothetical account will assume the change in the underlying mutual fund's "net asset value per share" for the same period in addition to the daily expense charge assessed, at the Sub-Account level for the respective period. The Sub-Accounts' yields will vary from time to time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the underlying Fund.

THE YIELD REFLECTS RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL, INCLUDING THE ANNUAL MAINTENANCE FEE.

Yield calculations of the Sub-Accounts used for illustration purposes reflect the interest earned by the Sub-Accounts, less applicable asset charges assessed against a Contract Owner's account over the base period. Yield quotations based on a 30 day period were computed by dividing the dividends and interest earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

Example:
                                                             6
Current Yield Formula for the Sub-Account  2[((A-B)/(CD) + 1) - 1]

Where      A = Dividends and interest earned during the period.
           B = Expenses accrued for the period (net of reimbursements).
           C = The average daily number of units outstanding during the period that were entitled to receive dividends.
           D = The maximum offering price per unit on the last day of the period.


        YIELD QUOTATION BASED ON A 30 DAY PERIOD ENDED DECEMBER 31, 1999

-------------------------------------------------------------------------------
SUB-ACCOUNT                                                   YIELD
-------------------------------------------------------------------------------
Hartford Bond HLS Fund                                        5.69%
-------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                  8.30%
-------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                         5.51%
-------------------------------------------------------------------------------

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.


CALCULATION OF TOTAL RETURN. As summarized in the Prospectus under the heading "Performance Related Information," total return is a measure of the change in value of an investment in a Sub-Account over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Standardized total return will be calculated for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.


    STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED DECEMBER 31, 1999

--------------------------------------------------------------------------------------------------------------------
                                                                                                  SINCE INCEPTION
                                 INCEPTION DATE                                                         OF
                                   OF SEPARATE                                                        SEPARATE
SUB-ACCOUNT                          ACCOUNT         1 YEAR         5 YEAR          10 YEAR            ACCOUNT
--------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund               9/1/98         -12.23%          N/A              N/A             -9.76%
--------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund         10/1/98         -5.60%          N/A              N/A             -4.06%
--------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund              9/1/98          10.00%          N/A              N/A             25.08%
--------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund       9/1/98          -5.41%          N/A              N/A             -5.43%
--------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities         9/1/98          -8.74%          N/A              N/A             -7.24%
HLS Fund
--------------------------------------------------------------------------------------------------------------------


Performance figures above do not reflect any deductions for Earnings Protection Benefit charges. Performance would have been lower had the Earnings Protection Benefit been available and been chosen.


In addition to the standardized total return, the Sub-Accounts may advertise a non-standardized total return. This figure will usually be calculated since the inception of the underlying fund for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the

Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.





             NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE
           THE INCEPTION DATE OF THE SEPARATE ACCOUNT FOR YEAR ENDED
                                DECEMBER 31, 1999

--------------------------------------------------------------------------------------------------------------------
                                 INCEPTION DATE                                                   SINCE INCEPTION
SUB-ACCOUNT                          OF FUND         1 YEAR         5 YEAR          10 YEAR           OF FUND
--------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund               8/31/77         -3.23%          6.34%           6.07%              N/A
--------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund         10/1/98          3.40%           N/A             N/A              5.57%
--------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund              5/1/87          19.00%         26.23%          15.98%              N/A
--------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund       6/30/80          3.59%          3.98%           3.80%              N/A
--------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities         1/1/85           0.26%          6.25%           5.77%              N/A
HLS Fund
--------------------------------------------------------------------------------------------------------------------


Performance figures above do not reflect any deductions for Earnings Protection Benefit charges. Performance would have been lower had the Earnings Protection Benefit been available and been chosen.


                             PERFORMANCE COMPARISONS

YIELD AND TOTAL RETURN. Each Sub-Account may from time to time include its total return in advertisements or in information furnished to present or prospective shareholders. Each Sub-Account may from time to time include its yield and total return in advertisements or information furnished to present or prospective shareholders. Each Sub-Account may from time to time include in advertisements its total return (and yield in the case of certain Sub-Accounts) the ranking of those performance figures relative to such figures for groups of other annuities analyzed by Lipper Analytical Services and Morningstar, Inc. as having the same investment objectives.

The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period

1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.

The NASDAQ-OTC Composite Price Index (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand, and the Far East. The EAFE Index is weighted by market capitalization, and therefore, it has a heavy representation in countries with large stock markets, such as Japan.

The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

The Composite Index for Hartford Advisers Fund is comprised of the S&P 500 (55%), the Lehman Government/Corporate Bond Index (35%), both mentioned above, and 90 Day U.S. Treasury Bills (10%).

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
                    ----------------------------------------


To the Board of Directors of
         Servus Life Insurance Company:



We have audited the accompanying statutory balance sheets of Servus Life Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1999 and 1998, and the related statutory statements of operations, changes in capital and surplus, and cash flows for the years then ended. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits. These statutory financial statements of the Company as of December 31, 1997, were audited by other auditors whose report dated February 6, 1998, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 2 of notes to statutory financial statements. When financial statements are presented for purposes other than for filing with a regulatory agency, auditing standards generally accepted in the United States require that an auditors' report on them state whether they are presented in conformity with accounting principles generally accepted in the United States. The accounting practices used by the Company vary from accounting principles generally accepted in the United States as explained in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of the Company as of December 31, 1999 and 1998, or the results of its operations or its cash flows for the years then ended.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for the years then ended in conformity with statutory accounting practices as described in Note 2.






Hartford, Connecticut                                        ARTHUR ANDERSEN LLP
January 31, 2000

                       SERVUS LIFE INSURANCE COMPANY
             (FORMERLY ROYAL LIFE INSURANCE COMPANY OF AMERICA)
                               BALANCE SHEETS
                             (STATUTORY BASIS)
                                   ($000)


                                                                     AS OF DECEMBER 31,
                                                       ------------------------------------------------

                                                              1999                        1998
                                                       --------------------        --------------------

ASSETS
      Bonds                                                  $       6,136               $       5,717
      Cash and Short-Term Investments                                4,751                       4,740
-------------------------------------------------------------------------------------------------------
         TOTAL CASH AND INVESTED ASSETS                             10,887                      10,457
-------------------------------------------------------------------------------------------------------

      Investment Income Due and Accrued                                 58                          36
      Receivable from Guaranty Funds                                   134                         104
-------------------------------------------------------------------------------------------------------
TOTAL ASSETS                                                 $      11,079               $      10,597
-------------------------------------------------------------------------------------------------------

LIABILITIES
      Taxes, Licenses and Fees Due and Accrued               $          16               $          11
      Federal Income Taxes Accrued                                     337                         172
      Remittances and Items Not Allocated                                3                           4
      Asset Valuation Reserve                                            6                           3
      Payables to Affiliates                                            31                          23
-------------------------------------------------------------------------------------------------------
         TOTAL LIABILITIES                                             393                         213
-------------------------------------------------------------------------------------------------------

CAPITAL AND SURPLUS
      Common Stock                                                   2,500                       2,500
      Gross Paid-In and Contributed Surplus                          7,569                       7,569
      Unassigned Funds                                                 617                         315
-------------------------------------------------------------------------------------------------------
         TOTAL CAPITAL AND SURPLUS                                  10,686                      10,384
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
TOTAL LIABILITIES, CAPITAL AND SURPLUS                       $      11,079                $     10,597
-------------------------------------------------------------------------------------------------------


             The accompanying notes are an integral part of these
                   statutory basis financial statements.

                                  SERVUS LIFE INSURANCE COMPANY
                       (FORMERLY ROYAL LIFE INSURANCE COMPANY OF AMERICA)
                                    STATEMENTS OF OPERATIONS
                                        (STATUTORY BASIS)
                                              ($000)


                                                                             FOR THE YEARS ENDED DECEMBER 31,
                                                             -----------------------------------------------------------------

                                                                   1999                    1998                    1997
                                                             -----------------       -----------------       -----------------
                                                                                                              (Predecessor)

REVENUES
    Premiums and Annuity Considerations                            $        -              $        -             $    19,492
    Net Investment Income                                                 563                     570                  22,209
    Amortization of Interest Maintenance Reserve                            -                       -                     127
    Commissions and Expense Allowances on Reinsurance Ceded                12                      17                       -
------------------------------------------------------------------------------------------------------------------------------
TOTAL REVENUES                                                            575                     587                  41,828
------------------------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
    Decrease in Aggregate Reserves for Future Benefits                      -                       -               (280,477)
    Reserves Transferred                                                    -                       -                 267,772
    Annuity Benefits                                                        -                       -                   5,516
    Surrender Benefits                                                      -                       -                  43,049
    Death Benefits                                                          -                       -                     846
    Other Benefits to Policyholders and Beneficiaries                       -                       -                      61
    Commissions                                                            12                      17                     373
    General Insurance Expenses                                             13                       -                   1,671
    Taxes, Licenses and Fees                                               80                      80                 (1,116)
    Other Expenses                                                          -                       -                      65
------------------------------------------------------------------------------------------------------------------------------
TOTAL BENEFITS AND EXPENSES                                               105                      97                  37,760
------------------------------------------------------------------------------------------------------------------------------

NET GAIN FROM OPERATIONS BEFORE FEDERAL INCOME TAX EXPENSE                470                     490                   4,068
    Federal Income Tax Expense                                            165                     172                   1,390
------------------------------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS                                                  305                     318                   2,678
------------------------------------------------------------------------------------------------------------------------------

Net Realized Capital Losses, after tax                                      -                       -                   (566)
------------------------------------------------------------------------------------------------------------------------------
NET INCOME                                                            $   305                 $   318                $  2,112
------------------------------------------------------------------------------------------------------------------------------



               The accompanying notes are an integral part of these
                       statutory basis financial statements.

                          SERVUS LIFE INSURANCE COMPANY
               (FORMERLY ROYAL LIFE INSURANCE COMPANY OF AMERICA)
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                                (STATUTORY BASIS)
                                     ($000)


                                                                  FOR THE YEARS ENDED DECEMBER 31,
                                                             ---------------------------------------------------------------------

                                                                   1999                      1998                    1997
                                                             ------------------        -----------------      --------------------
                                                                                                                 (Predecessor)


COMMON STOCK,
----------------------------------------------------------------------------------------------------------------------------------
     Beginning and End of Year                                     $     2,500              $     2,500              $      2,500
----------------------------------------------------------------------------------------------------------------------------------

GROSS PAID-IN AND CONTRIBUTED SURPLUS
     Balance, Beginning of Year                                          7,569                    7,500                    54,350
     Net Transfer from (to) Parent                                           0                       69                  (46,850)
----------------------------------------------------------------------------------------------------------------------------------
     Balance, End of Year                                                7,569                    7,569                     7,500
----------------------------------------------------------------------------------------------------------------------------------

UNASSIGNED FUNDS
     Balance, Beginning of Year                                            315                        -                     9,029
     Net Income                                                            305                      318                     2,112
     Change in Net Unrealized Capital Losses                                 -                        -                  (10,452)
     Change in Asset Valuation Reserve                                     (3)                      (3)                     3,037
     Change in Non-Admitted Assets                                           -                        -                        51
     Net Transfer to Parent                                                  -                        -                   (3,777)
----------------------------------------------------------------------------------------------------------------------------------
     Balance, End of Year                                                  617                      315                         -
----------------------------------------------------------------------------------------------------------------------------------

CAPITAL AND SURPLUS,
----------------------------------------------------------------------------------------------------------------------------------
     End of Year                                                     $  10,686                $  10,384                $   10,000
----------------------------------------------------------------------------------------------------------------------------------





                 The accompanying notes are an integral part of
                  these statutory basis financial statements.

                    SERVUS LIFE INSURANCE COMPANY
          (FORMERLY ROYAL LIFE INSURANCE COMPANY OF AMERICA)
                     STATEMENTS OF CASH FLOWS
                        (STATUTORY BASIS)
                             ($000)


                                                                             FOR THE YEARS ENDED DECEMBER 31,
                                                             -------------------------------------------------------------------

                                                                   1999                     1998                     1997
                                                             ------------------       -----------------        -----------------
                                                                                                                (Predecessor)
OPERATING ACTIVITIES
      Premiums and Annuity Considerations                           $       19              $       17              $    19,910
      Net Investment Income                                                616                     675                   26,814
                                                             ------------------       -----------------        -----------------
                                                             ------------------       -----------------        -----------------
           TOTAL INCOME                                                    635                     692                   46,724
                                                             ------------------       -----------------        -----------------
                                                             ------------------       -----------------        -----------------

      Policy Claims                                                          -                       -                   49,832
      Commissions and Other Expenses                                        99                      86                    2,172
      Federal Income Tax Payments                                            -                       -                    1,155
      Reserves Ceded                                                         -                       -                  267,772
                                                             ------------------       -----------------        -----------------
                                                             ------------------       -----------------        -----------------
           TOTAL BENEFITS AND EXPENSES                                      99                      86                  320,931
                                                             ------------------       -----------------        -----------------
                                                             ------------------       -----------------        -----------------

--------------------------------------------------------------------------------------------------------------------------------
      NET CASH PROVIDED BY (USED FOR) OPERATING
      ACTIVITIES                                                           536                     606                 (274,207)
--------------------------------------------------------------------------------------------------------------------------------

INVESTING ACTIVITIES
      PROCEEDS FROM INVESTMENTS SOLD
      Bonds                                                              2,900                   2,159                  290,444
      Common Stocks                                                          -                       -                   29,001
      Mortgage Loans                                                         -                       -                      206
      Other                                                                  -                       -                    1,187
                                                             ------------------       -----------------        -----------------
         NET INVESTMENT PROCEEDS                                         2,900                   2,159                  320,838
                                                             ------------------       -----------------        -----------------

      TAX REFUND ON CAPITAL LOSSES                                           -                       -                        5

      COST OF INVESTMENTS ACQUIRED
      Bonds                                                              3,395                   2,328                    4,845
      Other                                                                  -                       -                   (3,802)
                                                             ------------------       -----------------        -----------------
         TOTAL INVESTMENTS ACQUIRED                                      3,395                   2,328                   1,043

--------------------------------------------------------------------------------------------------------------------------------
      NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES                (495)                   (169)                  319,800
--------------------------------------------------------------------------------------------------------------------------------


FINANCING AND MISCELLANEOUS ACTIVITIES
      Net other cash used                                                 (30)                     (8)                 (44,188)
--------------------------------------------------------------------------------------------------------------------------------
      NET CASH USED FOR FINANCING AND MISCELLANEOUS ACTIVITIES            (30)                     (8)                 (44,188)
--------------------------------------------------------------------------------------------------------------------------------


NET INCREASE IN CASH AND SHORT-TERM INVESTMENTS                             11                     429                    1,405
CASH AND SHORT-TERM INVESTMENTS,                 Beginning of Year       4,740                   4,311                    2,906
--------------------------------------------------------------------------------------------------------------------------------
CASH AND SHORT-TERM INVESTMENTS,                 End of Year          $  4,751                $  4,740                 $  4,311
--------------------------------------------------------------------------------------------------------------------------------






                 The accompanying notes are an integral part of
                  these statutory basis financial statements.

                          SERVUS LIFE INSURANCE COMPANY
               (FORMERLY ROYAL LIFE INSURANCE COMPANY OF AMERICA)
                          NOTES TO FINANCIAL STATEMENTS
                                (STATUTORY BASIS)
                                DECEMBER 31, 1999
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)



1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

    Servus Life Insurance Company (formerly Royal Life Insurance Company of America) ("Servus", the "Successor" or the "Company") is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI. In 1999, Servus Life Insurance Company changed its name from Royal Life Insurance Company of America.

    Effective December 31, 1997, all of the common stock of the Company was purchased by HLIC from Royal Maccabees Life Insurance Company (Royal Maccabees). Hereafter the Company, with respect to information for the year ended December 31, 1997, will be defined as the Predecessor. Prior to the sale, the insurance business of the Predecessor was transferred to Royal Maccabees as part of a coinsurance/assumption reinsurance agreement. The Predecessor offered individual annuities contracts, as well as a complete line of ordinary and universal life insurance. As of December 31, 1997, the Company ceased writing any new business. Servus is licensed in several states to sponsor variable and fixed annuities.


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

    BASIS OF PRESENTATION

    The accompanying Servus statutory basis financial statements were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

    Current prescribed statutory accounting practices include accounting publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

    The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

    STATUTORY ACCOUNTING PRACTICES VERSUS GAAP

    Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

                          SERVUS LIFE INSURANCE COMPANY
               (FORMERLY ROYAL LIFE INSURANCE COMPANY OF AMERICA)
                          NOTES TO FINANCIAL STATEMENTS
                                (STATUTORY BASIS)
                                DECEMBER 31, 1999
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

    (1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policy for GAAP purposes;

    (2) recognition of premium revenues, which for statutory purposes, are generally recorded as collected or when due during the premium paying period of the contract and, which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. When policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

    (3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

    (4) providing for income taxes based on current taxable income only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes or required under GAAP;

    (5) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve and past due agents' balances) from the balance sheet for statutory purposes by directly changing surplus;

    (6) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas for statutory accounting, the obligation is being recognized ratably over a 20-year period;

    (7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

    (8) the reporting of reserves and benefits net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;

    (9) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity", "available-for-sale" or "trading", based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as "available-for-sale" and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of

                          SERVUS LIFE INSURANCE COMPANY
               (FORMERLY ROYAL LIFE INSURANCE COMPANY OF AMERICA)
                          NOTES TO FINANCIAL STATEMENTS
                                (STATUTORY BASIS)
                                DECEMBER 31, 1999
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

        the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting; and

(10) statutory accounting calculates separate account liabilities using prescribed actuarial methodologies, which approximate the market value of separate account assets, less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value.

    There were no significant differences in net income or capital and surplus as of and for the years ended December 31, 1999 and 1998 between GAAP and statutory accounting practices. The effects on the Predecessor financial statements as of and for the year ended December 31, 1997, of the variances between GAAP and statutory accounting principles, although not reasonably determinable, are presumed to be material.

    AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITIES FOR PREMIUM AND OTHER DEPOSIT FUNDS

    Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Mortality Tables and various valuation rates ranging from 3% to 6%.

    The Predecessor reinsured portions of certain policies that were underwritten to limit disproportionate risks. The Predecessor had standard coinsurance and yearly renewable term reinsurance agreements with several companies. As of December 31, 1997, the Company ceased writing any new business.

    As part of the sales agreement of the Predecessor to HLIC, the Predecessor ceded 100% of all business to Royal Maccabees which was not otherwise ceded through a standard coinsurance agreement. This coinsurance/assumption agreement will remain in effect until all existing business is novated to Royal Maccabees.

    The Predecessor is contingently liable with respect to reinsurance in the event assuming reinsurers are unable to meet their obligations.

    INVESTMENTS

    Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value.

    The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR reserve balances were $6 and $3 in 1999 and 1998, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage loan sold. Realized capital gains and losses, net of taxes not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

                          SERVUS LIFE INSURANCE COMPANY
               (FORMERLY ROYAL LIFE INSURANCE COMPANY OF AMERICA)
                          NOTES TO FINANCIAL STATEMENTS
                                (STATUTORY BASIS)
                                DECEMBER 31, 1999
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

    CODIFICATION

    The NAIC adopted the Codification of Statutory Accounting principles in March 1998. The proposed effective date for this statutory accounting guidance is January 1, 2001. It is expected that Connecticut, the Company's domiciliary state, will adopt these accounting standards and, therefore, the Company will make the necessary accounting and reporting changes required for implementation. The Company has not yet determined the impact that these new accounting standards will have on its statutory basis financial statements.


3. INVESTMENTS:


(a)      COMPONENTS OF NET INVESTMENT INCOME

                                                                           1999         1998                 1997
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                          (Predecessor)
Interest income from bonds and short-term investments                   $   563        $   564            $  21,653
Interest income from policy loans                                             -              -                  328
Interest and dividends from other investments                                 -              6                  603
--------------------------------------------------------------------------------------------------------------------------
Gross investment income                                                     563            570               22,584
      Less: Investment expenses                                               -              -                  375
--------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                   $   563        $   570            $  22,209
--------------------------------------------------------------------------------------------------------------------------



   (b) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND SHORT-TERM INVESTMENTS
                                                                           1999                 1998                 1997
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                (Predecessor)
Gross unrealized capital gains                                                $    -          $    98            $      74
Gross unrealized capital losses                                                  (98)               -                    -
--------------------------------------------------------------------------------------------------------------------------------
Net unrealized capital (losses) gains                                            (98)              98                   74
Balance, beginning of year                                                        98               74                6,435
--------------------------------------------------------------------------------------------------------------------------------
Change in net unrealized capital (losses) gains
     on bonds and short-term investments                                      $ (196)         $    24            $  (6,361)
--------------------------------------------------------------------------------------------------------------------------------



(c) COMPONENTS OF NET REALIZED CAPITAL GAINS (LOSSES)
                                                                           1999                 1998                 1997
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                (Predecessor)
Bonds and short-term investments                                              $     -              $     -              $   187
Real estate and other                                                               -                    -                 (871)
--------------------------------------------------------------------------------------------------------------------------------
Realized capital losses                                                             -                    -                 (684)
Capital gains benefit                                                               -                    -                 (240)
--------------------------------------------------------------------------------------------------------------------------------
Net realized capital losses                                                         -                    -                 (444)
Less: transferred to the IMR                                                        -                    -                  122
--------------------------------------------------------------------------------------------------------------------------------
Net realized capital loses                                                    $     -              $     -              $  (566)
--------------------------------------------------------------------------------------------------------------------------------




    Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 1999, 1998, and 1997 resulted in proceeds of $25,600, $154,099, and $365,397, respectively. No gross realized capital gains or losses were realized in 1999 and 1998.

                          SERVUS LIFE INSURANCE COMPANY
               (FORMERLY ROYAL LIFE INSURANCE COMPANY OF AMERICA)
                          NOTES TO FINANCIAL STATEMENTS
                                (STATUTORY BASIS)
                                DECEMBER 31, 1999
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

Gross realized gains of $215 and losses of $28 were realized in 1997, before transfers to the IMR.

   (d) DERIVATIVE INVESTMENTS

   The Company had no significant derivative holdings as of December 31, 1999, 1998 or 1997.

   (e) CONCENTRATION OF CREDIT RISK

   Excluding U.S. government and government agency investments, the Company had no significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 1999.


   (f) BONDS AND SHORT-TERM INVESTMENTS
                                                                            GROSS             GROSS           ESTIMATED
                                                         AMORTIZED       UNREALIZED        UNREALIZED           FAIR
                       1999                                COST             GAINS            LOSSES             VALUE
--------------------------------------------------------------------------------------------------------------------------
U.S government and government agencies and authorities:
      -Guaranteed and sponsored                                6,136                -              (98)             6,038
Short-term investments                                         4,748                -                -              4,748
--------------------------------------------------------------------------------------------------------------------------
Total bonds and short-term investments                        10,884                -              (98)            10,786
--------------------------------------------------------------------------------------------------------------------------



                                                                            GROSS             GROSS           ESTIMATED
                                                         AMORTIZED       UNREALIZED        UNREALIZED           FAIR
                       1998                                COST             GAINS            LOSSES             VALUE
--------------------------------------------------------------------------------------------------------------------------
U.S government and government agencies and authorities:
      -Guaranteed and sponsored                            $   5,717       $   98           $     -              $   5,815
Short-term investments                                     $   4,829            -           $     -              $   4,829
--------------------------------------------------------------------------------------------------------------------------
Total bonds and short-term investments                     $  10,546       $   98           $     -              $  10,644
--------------------------------------------------------------------------------------------------------------------------


The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 1999 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions.


                                                                         ESTIMATED
                                                       AMORTIZED           FAIR
                      MATURITY                           COST              VALUE
     --------------------------------------------------------------------------------
     One year or less                                     $  4,960          $  4,916
     Over one year through five years                        5,924             5,870
     --------------------------------------------------------------------------------
     Total                                                $ 10,884          $ 10,786
     --------------------------------------------------------------------------------



Bonds with a carrying value of $6,136 were on deposit as of December 31, 1999 with various regulatory authorities as required.

                          SERVUS LIFE INSURANCE COMPANY
               (FORMERLY ROYAL LIFE INSURANCE COMPANY OF AMERICA)
                          NOTES TO FINANCIAL STATEMENTS
                                (STATUTORY BASIS)
                                DECEMBER 31, 1999
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)


(g) FAIR VALUE OF FINANCIAL INSTRUMENTS BALANCE SHEET ITEMS


                                                        1999                             1998
                                                     ------------------------------------------------------------
                                                                     ESTIMATED                         ESTIMATED
                                                      CARRYING          FAIR           CARRYING           FAIR
                                                       AMOUNT          VALUE            AMOUNT           VALUE
-----------------------------------------------------------------------------------------------------------------
Assets
      Bonds and short-term investments                  $ 10,884        $ 10,786         $ 10,546         $10,644


The estimated fair value of bonds and short-term investments was determined by the Company primarily using NAIC market values.


4. AGGREGATE RESERVES FOR FUTURE BENEFITS AND REINSURANCE:

    The Company's existing reserves consist of life deferred fixed annuities and supplementary contracts. The Company cedes 100% of its insurance to non-affiliated insurers in order to limit its maximum loss. Such transfer does not relieve the Company of its primary liability. Failure of reinsurers to honor their obligations could result in losses to the Company. The company reduces this risk through evaluating reinsurers financial condition and monitoring for possible concentrations of credit risk. The Company has no significant reinsurance related concentrations of credit risk.

    The effect of reinsurance as of and for the years ended December 31, is summarized as follows:


                         1999                                  DIRECT           CEDED             NET
-----------------------------------------------------------------------------------------------------------
Aggregate Reserves for Future Benefits                          $ 12,045        $(12,045)         $      -
Policy and Contract Claim Liabilities                           $    100        $   (100)         $      -

Premiums and Annuity Considerations                             $  556          $   (556)         $      -
Death, Annuity, Surrender and Other Benefits                    $  152          $   (152)         $      -


                         1998                                  DIRECT           CEDED             NET
-----------------------------------------------------------------------------------------------------------
Aggregate Reserves for Future Benefits                          $ 19,426        $(19,426)         $      -
Policy and Contract Claim Liabilities                           $    400        $   (400)         $      -

Premiums and Annuity Considerations                             $  1,937        $ (1,937)         $      -
Death, Annuity, Surrender and Other Benefits                    $  1,450        $ (1,450)         $      -


                         1997                                  DIRECT           CEDED             NET
-----------------------------------------------------------------------------------------------------------
                     (Predecessor)
Aggregate Reserves for Future Benefits                          $ 86,749        $(86,749)         $      -
Policy and Contract Claim Liabilities                           $      5        $     (5)         $      -

Premiums and Annuity Considerations                             $ 20,253        $   (761)         $ 19,492
Death, Annuity, Surrender and Other Benefits                    $ 50,755        $ (1,283)         $ 49,472


                          SERVUS LIFE INSURANCE COMPANY
               (FORMERLY ROYAL LIFE INSURANCE COMPANY OF AMERICA)
                          NOTES TO FINANCIAL STATEMENTS
                                (STATUTORY BASIS)
                                DECEMBER 31, 1999
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 1999 is as follows:


                                                                                                  % OF
                                                                                 AMOUNT           TOTAL
     ------------------------------------------------------------------------------------------------------
     At book value less current surrender charge of 5% or more                $     466           4.1%
     Total with adjustment or at market value                                 $     466           4.1%

     At book value without adjustment (minimal or
          no charge or adjustment)                                            $  10,540          92.8%

     Not subject to discretionary withdrawal                                  $     352           3.1%
     --------------------------------------------------------------------------------------------------
     Total, gross                                                             $  11,358         100.0%

     Reinsurance Ceded                                                        $  11,358
     -----------------------------------------------------------------------------------
     Total, net                                                               $       -
     -----------------------------------------------------------------------------------


5. RELATED PARTY TRANSACTIONS:

    Transactions between the Company and its affiliates relate principally to tax settlements, rental and service fees, capital contributions and payments of dividends. Amounts incurred for related party transactions were insignificant for 1999 and 1998. Approximately $1,196 of general expenses incurred by the Predecessor in 1997 represents direct and indirect expenses allocated from Royal Maccabees and related entities. Direct expenses were based on bills specifically paid for expenses of the Predecessor. The indirect expenses were costs incurred by Royal Maccabees and affiliates for the benefit of the Predecessor and were billed based on internal time studies or studies of other services provided. Also, $703 of the IMR was transferred to Royal Maccabees in 1997 concurrent with the coinsurance/assumption reinsurance agreement. Additionally, $150 of the Predecessor's investment expenses in 1997 represents charges from Royal Investment Management Company.

6. PREDECESSOR INVESTMENT IN UNCONSOLIDATED SUBSIDIARIES:

    On December 31, 1997, the Predecessor sold its investment in subsidiaries to Royal Maccabees. The results of operations for the year ended December 31, 1997 of the Predecessor's unconsolidated subsidiaries are summarized as follows:


                                                                                1997
                                                                          ------------------
                                                                            (PREDECESSOR)
         Premium and annuity considerations                               $          90,424
         Investment income, net                                                      53,103
         Benefit and reserve changes                                                130,370
         Other expenses                                                               9,884
                                                                          ------------------

         Net income                                                                   3,273
         Other charges to surplus, net                                              (43,569)
                                                                          ------------------

         Decrease in capital and surplus for the year, net                $         (40,296)
                                                                          ==================

                          SERVUS LIFE INSURANCE COMPANY
               (FORMERLY ROYAL LIFE INSURANCE COMPANY OF AMERICA)
                          NOTES TO FINANCIAL STATEMENTS
                                (STATUTORY BASIS)
                                DECEMBER 31, 1999
                 (AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)


7. FEDERAL INCOME TAXES:

    The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

    As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. The Hartford and its non-life subsidiaries filed a single consolidated Federal income tax return for 1998, and intend to file a separate consolidated Federal income tax return for 1999. The life insurance companies filed a separate consolidated Federal income tax return for 1998, and intend to file a separate consolidated Federal income tax return for 1999.

    The Predecessor filed a consolidated Federal income tax return with Royal Maccabees and other subsidiaries for the period through the date of sale, December 31, 1997. Income tax expense or benefit was allocated to the Predecessor on a separate return basis. The Predecessor paid or recovered from Royal Maccabees the amount of the expense or benefit.

    The effective tax rate was 35% in 1999 and 1998, as there were no reconciling items between the tax provision at the U.S. Federal Statutory rate to Federal income tax expense for the years ended December 31, 1999 and 1998.


8. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

    The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1999 or 1998. The amount available for dividend in 2000 is approximately $819.


9. COMMITMENTS AND CONTINGENT LIABILITIES:

    The Company is involved in various legal actions, which have arisen in the normal course of its business. In the opinion of management, the ultimate liability with respect to such lawsuits, as well as other contingencies, is not considered to be material in relation to the capital and surplus of the Company.

    For business previously written, the Predecessor was involved in litigation from time to time with claimants, beneficiaries and others, and a number of lawsuits were pending as of December 31, 1997. There are pending legal proceedings within the ordinary course of business which, under the terms of the coinsurance/assumption reinsurance agreement, are now the responsibility of Royal Maccabees.

    The Predecessor participated in the various guaranty funds existing in the states in which the Predecessor wrote business. The Predecessor is not aware of any liabilities for future assessments as of December 31, 1997. In the opinion of management, guaranty fund assessments are not considered to be material in relation to the capital and surplus of the Company as of December 31, 1999 and 1998.

                               PART-C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Royal Life Insurance Company of America ("Royal"), (now known as Servus Life Insurance Company), authorizing the establishment of the Separate Account. (1)

          (2)  Not applicable.

          (3)  (a) Principal Underwriter Agreement. (1)

          (3)  (b) Form of Dealer Agreement. (1)

          (4)  Form of Individual Flexible Premium Variable Annuity Contract.(2)

          (5)  Form of Application.(2)

          (6)  (a) Certificate of Amendment.(3)

          (6) (b) Bylaws of Royal Life Insurance Company of America ("Royal"), (now known as Servus Life Insurance Company).(2)

          (7)  Not applicable.

          (8)  Fund Participation Agreement. (1)

          (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel, and Corporate Secretary.

          (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

          (11) No financial statements are omitted.

          (12) Not applicable.

-------------------------
1 Incorporated by reference to Pre-Effective Amendment No. 1 of Registration
  Statement No. 333-65187 filed on February 5, 1999.

2 Incorporated by reference to the initial filing of Registration Statement
  No. 333-65187 filed on October 1, 1998.

3 Incorporated by reference to Post-Effective Amendment No. 2 of Registration
  Statement No. 333-65187 filed on April 13, 2000.

          (13) Not applicable.

          (14) Not applicable.

          (15) Copy of Power of Attorney.

          (16) Organizational Chart.

Item 25.     Directors and Officers of the Depositor


-------------------------------------------------------------------------------
NAME                      POSITION WITH SERVUS LIFE INSURANCE
                          COMPANY (FORMERLY KNOWN AS ROYAL LIFE
                          INSURANCE COMPANY OF AMERICA)
-------------------------------------------------------------------------------
David A. Carlson          Vice President
-------------------------------------------------------------------------------
Mary Jane B. Fortin       Vice President & Chief Accounting Officer
-------------------------------------------------------------------------------
David T. Foy              Senior Vice President and Treasurer, Director*
-------------------------------------------------------------------------------
Christine Hayer Repasy    Senior Vice President, General Counsel & Corporate
                          Secretary, Director*
-------------------------------------------------------------------------------
Thomas M. Marra           President, Director*
-------------------------------------------------------------------------------
Craig R. Raymond          Senior Vice President and Chief Actuary
-------------------------------------------------------------------------------
Charles F. Shabunia       Vice President and Controller
-------------------------------------------------------------------------------
Lowndes A. Smith          Chairman of the Board and Chief Executive
                          Officer, Director*
-------------------------------------------------------------------------------
Lizabeth H. Zlatkus       Director*
-------------------------------------------------------------------------------
David M. Znamierowski     Director*
-------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.


Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Filed herewith as Exhibit 16.

Item 27. Number of Contract Owners

         As of October 31, 2000, there were 0 Contract Owners.

Item 28. Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

         Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

     (a) HSD acts as principal underwriter for the following investment companies:

          Hartford Life Insurance Company - Separate Account One
          Hartford Life Insurance Company - Separate Account Two
          Hartford Life Insurance Company - Separate Account Two
          (DC Variable Account I)
          Hartford Life Insurance Company - Separate Account Two
          (DC Variable Account II)
          Hartford Life Insurance Company - Separate Account Two
          (QP Variable Account)
          Hartford Life Insurance Company - Separate Account Two
          (Variable Account "A")
          Hartford Life Insurance Company - Separate Account Two
          (NQ Variable Account)
          Hartford Life Insurance Company - Putnam Capital Manager Trust Separate Account
          Hartford Life Insurance Company - Separate Account Three
          Hartford Life Insurance Company - Separate Account Five
          Hartford Life Insurance Company - Separate Account Seven
          Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam
          Capital Manager Trust - Separate Account Two
          Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
          Hart Life Insurance Company - Separate Account Two
          American Maturity Life Insurance Company - Separate Account AMLVA Servus Life Insurance Company - Separate Account One
          Servus Life Insurance Company - Separate Account Two

     (b)  Directors and Officers of HSD

                                     Positions and Offices
                Name                 With Underwriter
                ----                 ----------------
          William A. Campagna        Vice President
          David A. Carlson           Vice President
          Peter W. Cummins           Senior Vice President
          Bruce W. Ferris            Vice President
          David T. Foy               Treasurer
          George R. Jay              Controller
          Ryan Johnson               Vice President
          Thomas M. Marra            President, Director
          Christine Hayer Repasy     Senior Vice President, General Counsel
                                     and Corporate Secretary
          Lowndes A. Smith           Chairman of the Board and Chief Executive
                                     Officer, Director
          John C. Walters            Executive Vice President, Director

          Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30. Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31. Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32. Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of

          Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Servus Life Insurance Company hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Servus Life Insurance Company.

     The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES
                                   ----------

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 29th day of December, 2000.

SEPARATE ACCOUNT ONE
      (Registrant)

*By: Thomas M. Marra*
    --------------------------------
     Thomas M. Marra, Director

                                                       *By: /s/ Thomas S. Clark
SERVUS LIFE INSURANCE COMPANY                               -------------------
      (Depositor)                                           Thomas S. Clark
                                                            Attorney-In-fact

*By: Thomas M. Marra*
    --------------------------------
     Thomas M. Marra, Director


Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David T. Foy, Senior Vice President and
 Treasurer, Director*
Christine Hayer Repasy, Senior Vice President,       *By: /s/ Thomas S. Clark
General Counsel and Corporate Secretary, Director*    ----------------------
Thomas M. Marra, President, Director*                 Thomas S. Clark
Lowndes A. Smith, Chairman of the Board and           Attorney-In-fact
 Chief Executive Officer, Director*
Lizabeth H. Zlatkus, Director*
David M. Znamierowski, Director*                      Dated: December 29, 2000

                                  EXHIBIT INDEX

(9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

(10)     Consent of Arthur Andersen LLP, Independent Public Accountants.

(15)     Copy of Power of Attorney.

(16)     Organizational Chart.